As filed with the Securities and Exchange Commission on December 29, 1995

                                                   Registration No. 33-37338

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /  X  /
                                                                        -----

         Pre-Effective Amendment No.                                   /     /


         Post-Effective Amendment No.    7                             /  X  /

                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /  X  /



Amendment No.    9                                                   /  X  /
                      (Check appropriate box or boxes)


                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                               700 Central Avenue
                         ST. PETERSBURG, FLORIDA 33701
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 823-8712


                            Thomas M. Mistele, Esq.
                                       .
                               700 Central Avenue
                         St. Petersburg, Florida 33701

                    (Name and Address of Agent for Service)



         It is proposed that this filing will become effective (check appropriate box)

         Immediately upon filing pursuant to paragraph (b)
 X       on January 1, 1996 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of Rule 485

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

         Registrant elects to register an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1995 was filed with the Commission on October 30, 1995.

                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                             CROSS-REFERENCE SHEET

ITEM NO.                                            CAPTION

                                 PART A
1                                                   Cover Page

2                                                   Expense Table

3                                                   Selected Financial
                                                    Information

4                                                   General Description

5                                                   Management of the Fund

5A                                                  See Annual Report to
                                                    Shareholders

6                                                   General Information

7                                                   How to Buy Shares of the
                                                    Fund

8                                                   How to Sell Shares of the
                                                    Fund

9                                                   Not Applicable

                                 PART B

10                                                  Cover Page

11                                                  Table of Contents

12                                                  General Information and
                                                    History

13                                                  Investment Objective and
                                                    Policies

14                                                  Management of the Fund

15                                                  Principal Shareholders

16                                                  Investment Management and
                                                    Other Services

17                                                  Brokerage Allocation

18                                                  General Information -
                                                    Description of Shares,
                                                    Part A

ITEM NO.                                            CAPTION

                             PART B

19                                                  Purchase, Redemption and
                                                    Pricing of Shares

20                                                  Tax Status

21                                                  Principal Underwriter

22                                                  Performance Information

23                                                  Financial Statements

                                   TEMPLETON
                              CAPITAL ACCUMULATION
                                     PLANS



                          [LOGO OF MAP APPEARS HERE]


                                   PROSPECTUS
                  -------------------------------------------

                              JANUARY 1, 1996

                                  PROSPECTUS

                     TEMPLETON CAPITAL ACCUMULATION PLANS

  Templeton Capital Accumulation Plans (the "Plans") for the accumulation of shares of Templeton Capital Accumulator Fund, Inc. (the "Fund") are offered by Franklin Templeton Distributors, Inc., the Sponsor and Principal Underwriter ("FTD" or "Sponsor"). A Plan calls for fixed monthly investments for 15 years (180 investments), with the Planholder having the option to make additional monthly investments for up to a total of 25 years (300 investments). The ratio of Sales and Creation Charges to total investments on 15-year Plans ranges from 9.00% on $16,875 Plans ($93.75 per month) to .75% on $1,800,000 Plans
($10,000 per month) and the ratio of Sales and Creation Charges to net investments on 15-year Plans ranges from 9.89% to .76%. On Plans extended to 25 years, the Sales and Creation Charges range from 8.49% (on $16,875 Plans) to .56% (on $1,800,000 Plans) of the net amount invested.

  Investments under a Plan are applied, after authorized deductions, to the purchase of Fund shares at net asset value. These shares should be considered a long term investment and are not suitable for investors seeking quick profits or who might be unable to complete a Plan. The Sales and Creation Charges for the first year of a Plan can amount to 50% of the total amount paid during that year. Since a major portion of the entire Sales and Creation Charge is deducted from the first year's investments, withdrawal or termination of an investment in the early years of a Plan will probably result in a loss. For example, on a $16,875 Plan ($93.75 per month), deductions amount to 9.00% of the investments made if the Plan is completed. However, even after the application of the refund privilege described on page 8, total deductions would amount to 15% of total investments if the Plan were terminated at any time between two months and 18 months. Moreover, if the Plan were continued for 19 months, total deductions would amount to 33.82% of the total invested; deductions would amount to 28.04% if the Plan were continued for two years and then redeemed. A detailed description of all deductions appears on page 11.

  The value of a Plan is subject to fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the Fund's shares. Investors should therefore consider their financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market. Terminating a Plan at a time when the value of the shares then held is less than their cost will result in a loss.

  SHARES OF THE FUND ARE OFFERED TO THE GENERAL PUBLIC ONLY THROUGH TEMPLETON CAPITAL ACCUMULATION PLANS. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation, developed or underdeveloped. As an operating policy, which may be changed without shareholder approval, the Fund may not invest more than 5% of its assets in lower rated debt securities. As a fundamental policy, which may not be changed without shareholder approval, the Fund may not invest more than 10% of its assets in illiquid securities, including defaulted debt securities.

  Shares of certain other mutual funds managed or advised by the Fund's investment manager, Templeton Investment Counsel, Inc. ("TICI" or "Investment Manager") and its affiliates, which have investment objectives similar in many respects to those of the Fund, may be acquired with a sales charge for the minimum initial investment of $100, and subsequent investments of a minimum of $25 (which may be made automatically by means of pre-authorized bank debits), and, compared to the earlier years of a Plan, would involve a lesser sales charge, thereby decreasing the possibility of loss in the event of early termination.

  AN INVESTOR HAS THE RIGHT TO A 45 DAY REFUND OF HIS OR HER INVESTMENT, AS WELL AS CERTAIN OTHER LIMITED REFUND RIGHTS FOR CERTAIN PERIODS OF TIME AND UNDER THE CONDITIONS DESCRIBED IN MORE DETAIL UNDER THE HEADING "CANCELLATION AND REFUND RIGHTS" ON PAGE 8.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
            PROSPECTUS OF TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

    INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

Introductory Statement.....................................................    3
Allocation of Investments and Deductions...................................    3
15-Year Plans -- Allocation of Investments and Deductions..................    4
Total 25-Year Allocations and Deductions When Extended Investment Option is
 Used......................................................................    4
A Typical $100 Monthly Investment Plan.....................................    5
Investment Objective -- What You Seek From Your Plan.......................    5
How a Templeton Capital Accumulation Plan Can Help You Meet Your Objective.    5
How to Start Your Templeton Capital Accumulation Plan......................    6
    Automatic Investment Plan..............................................    6
Your Rights and Privileges Under the Plan..................................    6
    Dividends and Distributions............................................    6
    How You Can Withdraw or Redeem Some of Your Shares Without Terminating
     Your Plan.............................................................    6
    You May Transfer or Assign Your Rights in the Plan.....................    8
    Cancellation and Refund Rights.........................................    8
    You May Terminate Your Plan and Withdraw Your Shares...................    8
    Replacement Privilege on Termination...................................    9
    You Retain Full Voting Rights in Your Fund Shares......................    9
    You May Make Investments Ahead of Schedule to Complete Your Plan Early.    9
    You May Withdraw a Fixed Amount Monthly or Quarterly -- When You Have
     Completed Your Plan...................................................    9
    You May Continue Investments After Completing a 15-Year Plan --
      Extended Investment Option...........................................   10
Individual Retirement Accounts (IRAs)......................................   10
Sales and Creation Charges.................................................   11
The Custodian -- Templeton Funds Trust Company.............................   12
The Sponsor -- Franklin Templeton Distributors, Inc. ......................   13
Taxes......................................................................   14
Substitution of the Underlying Investment..................................   14
Termination of Your Plan...................................................   14
General....................................................................   15
Illustration of a Hypothetical $93.75 Monthly Templeton Capital
 Accumulation Plan.........................................................   15
Financial Statements:
    Templeton Capital Accumulation Plans...................................   17
    Franklin Templeton Distributors, Inc. .................................   22
Templeton Capital Accumulator Fund, Inc. Prospectus........................  P-1

  No salesman, dealer or other person is authorized by the Sponsor, the Plans, or the Fund, to give any information or make any representation other than those contained in this Prospectus or in the prospectus and Statement of Additional Information of Templeton Capital Accumulator Fund, Inc., or in any other printed or written material issued under the name of Franklin Templeton Distributors, Inc. or Templeton Capital Accumulator Fund, Inc. No person should rely upon any information not contained in these materials.

                            INTRODUCTORY STATEMENT

  You should consider the following aspects of the Plans before making an investment:

  1. A Plan represents an agreement between you, the Sponsor, and Templeton Funds Trust Company ("TFTC" or "Custodian") under which investments (after deduction of "Sales and Creation Charges") are used to purchase shares of the Fund. It is not required that the Sponsor notify you or seek your approval prior to replacing the Custodian. However, the terms of the Custodian Agreement cannot be amended to adversely affect your rights and privileges without obtaining your written consent.

  2. Investments made through the Plans will not constitute direct ownership of Fund shares, but rather an interest in a trust which will have direct ownership of Fund shares. You will have only a beneficial interest in the underlying Fund shares. This beneficial interest is expressed in the Plan as "Plan shares"; one Plan share always equals one share of the underlying Fund. You will, however, retain full voting rights in the underlying Fund shares. The Custodian will vote the shares held for your account in accordance with your instructions.

  3. Unlike most other plans of this type, the primary issuer--Templeton Capital Accumulator Fund, Inc.--does not sell its shares directly to the public. Investments in the Fund may be made only through the arrangements provided by the Plans.

  4. The Plans are available for purchase in conjunction with certain Individual Retirement Accounts (IRAs) and there is an annual service fee (currently $10) for maintenance of an individual's IRA.

  5. The Plans contain a Sales and Creation Charge which is sometimes called a "front-end load." The effect of a "front-end load" is that if you terminate your Plan between the second and eighteenth month, total deductions may amount to as much as 15% of your total payments made up to that date. Accordingly, the Plans are not suited for short-term investment. See the tables on page 4, and the description thereof.

  6. A Plan may be terminated by the Custodian or Sponsor if you fail to make investments under your Plan for a period of 12 months or if Fund shares are not available and a substitution is not made. See "Termination of Your Plan" on page 14. Planholders must be notified and approve any substitution of the Plan's underlying investment. See "Substitution of the Underlying Investment" on page 14.

  7. The dealer firm of record has proprietary rights to all commissions earned during the duration of your Plan. It is also under no obligation to transfer your Plan to another dealer firm as long as its dealer agreement with the Plan Sponsor, Franklin Templeton Distributors, Inc., remains active. If the dealer firm of record chooses to release your Plan to a new dealer firm, it must first complete, sign, and signature guarantee a release form that can be obtained from the Plan Sponsor. This form must be returned to and accepted by the Custodian, Templeton Funds Trust Company, before any dealer change can be effected.

                   ALLOCATION OF INVESTMENTS AND DEDUCTIONS

  The following tables show the range of available Plans, the Monthly Investment Units to be made, total investments to be made and the Sales and Creation Charges that will be charged as to each Monthly Investment Unit. The total charges as a percentage of the total amount invested and as a percentage of the net amount invested are also shown. This information is based solely on investments made under a Plan and does not reflect any investment experience, dividend or income of the Fund over the 15-year period of a Plan.

                                 15-YEAR PLANS

                    ALLOCATION OF INVESTMENTS AND DEDUCTIONS

                                        SALES AND CREATION CHARGES
                          -------------------------------------------------------
                                                               % OF       % OF
 MONTHLY                     PER         PER                 CHARGES    CHARGES    MONTHLY
INVESTMENT      TOTAL     INVESTMENT INVESTMENT    TOTAL     TO TOTAL    TO NET   INVESTMENT
   UNIT      INVESTMENT   1 THRU 12  13 THRU 180  CHARGES   INVESTMENT INVESTMENT    UNIT
--------------------------------------------------------------------------------------------
$    93.75  $   16,875.00  $ 46.87     $ 5.69    $ 1,518.36    9.00%      9.89%   $    93.75
    100.00      18,000.00    50.00       6.07      1,619.76    9.00       9.89        100.00
    125.00      22,500.00    62.50       7.58      2,023.44    8.99       9.88        125.00
    150.00      27,000.00    75.00       7.50      2,160.00    8.00       8.70        150.00
    166.66      29,998.80    83.33       8.15      2,369.16    7.90       8.57        166.66
    200.00      36,000.00   100.00       9.46      2,789.28    7.75       8.40        200.00
    250.00      45,000.00   125.00      11.42      3,418.56    7.60       8.22        250.00
    300.00      54,000.00   150.00       6.96      2,969.28    5.50       5.82        300.00
    350.00      63,000.00   175.00       6.92      3,262.56    5.18       5.46        350.00
    400.00      72,000.00   200.00       6.62      3,512.16    4.88       5.13        400.00
    500.00      90,000.00   225.00       6.96      3,869.28    4.30       4.49        500.00
    750.00     135,000.00   300.00      10.31      5,332.08    3.95       4.11        750.00
  1,000.00     180,000.00   350.00      13.57      6,479.76    3.60       3.73      1,000.00
  1,500.00     270,000.00   375.00      19.82      7,829.76    2.90       2.99      1,500.00
  2,000.00     360,000.00   440.00      20.00      8,640.00    2.40       2.46      2,000.00
  3,000.00     540,000.00   450.00      28.92     10,258.56    1.90       1.94      3,000.00
  5,000.00     900,000.00   500.00      20.53      9,449.04    1.05       1.06      5,000.00
 10,000.00   1,800,000.00   750.00      26.78     13,499.04     .75        .76     10,000.00

                 TOTAL 25-YEAR ALLOCATIONS AND DEDUCTIONS WHEN
                       EXTENDED INVESTMENT OPTION IS USED

                                        SALES AND CREATION CHARGES
                          -------------------------------------------------------
                                                               % OF       % OF
 MONTHLY                     PER         PER                 CHARGES    CHARGES    MONTHLY
INVESTMENT      TOTAL     INVESTMENT INVESTMENT    TOTAL     TO TOTAL    TO NET   INVESTMENT
   UNIT      INVESTMENT   1 THRU 12  13 THRU 300  CHARGES   INVESTMENT INVESTMENT    UNIT
--------------------------------------------------------------------------------------------
$    93.75  $   28,125.00  $ 46.87     $ 5.69    $ 2,201.16    7.83%      8.49%   $    93.75
    100.00      30,000.00    50.00       6.07      2,348.16    7.83       8.49        100.00
    125.00      37,500.00    62.50       7.58      2,933.04    7.82       8.49        125.00
    150.00      45,000.00    75.00       7.50      3,060.00    6.80       7.30        150.00
    166.66      49,998.00    83.33       8.15      3,347.16    6.69       7.17        166.66
    200.00      60,000.00   100.00       9.46      3,924.48    6.54       7.00        200.00
    250.00      75,000.00   125.00      11.42      4,788.96    6.39       6.83        250.00
    300.00      90,000.00   150.00       6.96      3,804.48    4.23       4.41        300.00
    350.00     105,000.00   175.00       6.92      4,092.96    3.90       4.06        350.00
    400.00     120,000.00   200.00       6.62      4,306.56    3.59       3.72        400.00
    500.00     150,000.00   225.00       6.96      4,704.48    3.14       3.24        500.00
    750.00     225,000.00   300.00      10.31      6,569.28    2.92       3.01        750.00
  1,000.00     300,000.00   350.00      13.57      8,108.16    2.70       2.78      1,000.00
  1,500.00     450,000.00   375.00      19.82     10,208.16    2.27       2.32      1,500.00
  2,000.00     600,000.00   440.00      20.00     11,040.00    1.84       1.87      2,000.00
  3,000.00     900,000.00   450.00      28.92     13,728.96    1.53       1.55      3,000.00
  5,000.00   1,500,000.00   500.00      20.53     11,912.64     .79        .80      5,000.00
 10,000.00   3,000,000.00   750.00      26.78     16,712.64     .56        .56     10,000.00

                    A TYPICAL $100 MONTHLY INVESTMENT PLAN

  (Assuming that all investments are made in accordance with the terms of the
                                     Plan)

                                                 AT THE END OF     AT THE END OF      AT THE END OF
                                                   6 MONTHS           1 YEAR             2 YEARS
                           AGGREGATE AMOUNT     (6 INVESTMENTS)  (12 INVESTMENTS)    (24 INVESTMENTS)
                         --------------------- ----------------- ----------------- --------------------
                                    % OF TOTAL        % OF TOTAL        % OF TOTAL           % OF TOTAL
                                     INVEST-           INVEST-           INVEST-              INVEST-
                           AMOUNT     MENTS    AMOUNT   MENTS    AMOUNT   MENTS     AMOUNT     MENTS
-------------------------------------------------------------------------------------------------------
15 YEARS (180 INVEST-
 MENTS)
Total Investments....... $18,000        100%    $600     100%    $1,200    100%    $2,400       100%
Deduct:
 Creation and Sales
  Charge................ $ 1,619.76       9%    $300      50%    $  600     50%    $  672.84     28%
Net Amount Invested Un-
 der Plan............... $16,380.24      91%    $300      50%    $  600     50%    $1,727.16     72%
25 YEARS (300 INVEST-
 MENTS)
Total Investments....... $30,000        100%    $600     100%    $1,200    100%    $2,400       100%
Deduct:
 Creation and Sales
  Charge................ $ 2,348.16     7.8%    $300      50%    $  600     50%    $  672.84     28%
Net Amount Invested Un-
 der Plan............... $27,651.84    92.2%    $300      50%    $  600     50%    $1,727.16     72%

NOTES:
(1) Dividends and distributions received on Fund shares, during the periods shown, have not been included or reflected in any way in the foregoing figures.
(2) The 25-year investment schedule reflects the charges applicable to a 15-year Plan which is continued under the Extended Investment Option.

  After the first 12 monthly investments have been made, the Creation and Sales Charge deducted from any subsequent monthly investment will not exceed 6.1% of the net investment in Fund shares.

              INVESTMENT OBJECTIVE--WHAT YOU SEEK FROM YOUR PLAN

  As you will see in the attached prospectus, the objective of Templeton Capital Accumulator Fund, Inc. (the "Fund") is long-term capital growth. The Fund is an open-end, diversified investment company (usually referred to as "mutual fund"). The Fund seeks to meet its objective through investment in common stocks and other classes of securities which management believes will contribute to the attainment of such investment objective. Accordingly, selection of securities for the portfolio of the Fund is based almost entirely of their potential capital growth possibilities. Most of the portfolio securities will pay little, if any, income. Whatever income may be received will be entirely incidental to the objective of capital growth. The Fund's investments are selected and supervised by TICI. Reference is made to the attached Templeton Capital Accumulator Fund, Inc. prospectus for a description of the Fund's investment policies and operating expenses, and the business experience of its management. A Statement of Additional Information about Templeton Capital Accumulator Fund, Inc., which is incorporated by reference in the prospectus for the Fund, is available at no charge by writing Franklin Templeton Distributors, Inc., Dealer Main Office Services, 700 Central Avenue, St. Petersburg, Florida 33701-3628 or by calling the Shareholder Services Department at 1-800-632-2301.

                   HOW A TEMPLETON CAPITAL ACCUMULATION PLAN
                       CAN HELP YOU MEET YOUR OBJECTIVE

  Many people who want to build an investment portfolio find it difficult to save the money necessary to make periodic stock purchases. Templeton Capital Accumulation Plans are designed to help such people.

  These Plans make it possible to build equity over a period of years by investing a modest sum each month in mutual fund shares. The mutual fund principle is an attempt to reduce the risk inherent in any investment by diversification and professional management.

  The value of Plan shares is subject to the fluctuations in the value of the securities in the Fund's portfolio. A Plan calls for monthly investments at regular intervals regardless of the price level of the shares. You should therefore consider your financial ability to continue a Plan. A Plan offers no assurance against loss in a declining market and does not eliminate the risk inherent in the ownership of any security. Terminating your Plan at a time when the value of Plan shares you acquired is less than their cost will result in a loss.

  Other features of a Plan are the services rendered by the Custodian, which performs certain bookkeeping and administrative services for the Plans. Acting as your agent, the Custodian assumes the responsibility for many details of the Plan. A description of the Custodian's services appears on page 12.

             HOW TO START YOUR TEMPLETON CAPITAL ACCUMULATION PLAN

  To start your Plan, complete the attached application and have your investment dealer mail it to the Sponsor, together with a check made out to Templeton Funds Trust Company. After your application is accepted by the Sponsor, you will receive a confirmation statement showing the number of whole and fractional shares purchased for your account.

  You should then send investments in one or more multiples of the monthly amount of your Plan directly to the Custodian. Investments, after applicable deductions, will be applied toward the purchase of the Plan shares at the net asset value. Investments in partial monthly amounts cannot be accepted, except as identified in the discussion on Individual Retirement Accounts (page 10).

  You may terminate your participation in the Plan, either completely or partially, as provided on pages 6-8 ("How You Can Withdraw or Redeem Some of Your Shares Without Terminating Your Plan") and page 8 ("You May Terminate Your Plan and Withdraw Your Shares"). Any correspondence regarding the Plans should be addressed to Franklin Templeton Distributors, Inc., Dealer Main Office Services, 700 Central Avenue, St. Petersburg, Florida 33701-3628.

AUTOMATIC INVESTMENT PLAN

  You may accumulate shares regularly each month by means of automatic debits to your checking account. Forms for this purpose are in the attached application. Such a plan is voluntary and may be discontinued by written notice to the Sponsor, which must be received at least 10 days prior to the collection date, or by the Sponsor upon written notice to you at least 30 days prior to the collection date.

                   YOUR RIGHTS AND PRIVILEGES UNDER THE PLAN

DIVIDENDS AND DISTRIBUTIONS

  All dividends and distributions will be automatically reinvested on the payment date in additional Plan shares at net asset value on the ex-dividend date of the dividend or distribution, unless you elect to receive cash. Net asset value will be calculated according to the method described in the Fund's prospectus under the heading "How to Buy Shares of the Fund".

  Dividends or distributions received shortly after an investment is made may be considered a partial return of such an investment. Dividends and capital gains, if any, will normally be paid by the Fund at least annually and generally will be taxable to Planholders for income tax purposes. See "Taxes" on page 14.

  The net asset value per share will decrease by the amount of the dividend payment and capital gains distributions on the ex-dividend date of the distributions.

HOW YOU CAN WITHDRAW OR REDEEM SOME OF YOUR SHARES WITHOUT TERMINATING YOUR
PLAN

  While a redemption of all of your Plan shares will normally terminate your Plan, you may redeem less than all of your shares without terminating the Plan.

  If you have owned your Plan for at least 45 days, you may withdraw up to 90% of your shares from your account or you may direct the Custodian, as your agent, to redeem up to 90% of your shares and pay the proceeds to you. Any partial redemption must involve at least $100 and cannot exceed 90% of the value of the shares. Redemption requests that exceed 90% of the net asset value of the shares and which leave less than $100 in the Plan will automatically result in a full redemption of the entire balance in the Plan.

  After a partial cash withdrawal, you may reinvest an amount equal to or less than the amount withdrawn. Upon timely exercise of this reinvestment privilege, your investment will be restored at the then current net asset value, at no sales charge, as is prescribed by the National Association of Securities Dealers ("NASD"). Any repayment of a partial redemption cannot be made before 90 days from the date of redemption except for IRAs, which can be restored after 45 days. (This allows the return of IRA assets before the 60-day Internal Revenue Service ("IRS") deadline.) There is no limit to the number of redemptions that can be made, each of which must be for a minimum of $100. Full reinstatement of a partial redemption need not be made in one transaction if the amount redeemed exceeds $500. However, any reinvestment must be made in increments equal to the amount redeemed or $500, whichever is less.

  Redemption or withdrawal of Plan shares held in an IRA must conform to the requirements of the IRA and the Plan's withdrawal and redemption requirements. Distributions from such IRAs are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the Custodian) must be completed before the distribution may be made. Distributions from IRAs are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Custodian) may be required to be submitted to the Custodian with the distribution request, or the distribution will be delayed. The Custodian and the Sponsor assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  All requests for withdrawal must be made in writing and signed by all registered Planholders. Proceeds of redemptions will be mailed to the address of record unless instructions to the contrary are received with Planholders' signatures guaranteed. In the case of a cash withdrawal, the Custodian or the Sponsor may require additional documentation. Reinvested redemptions will be applied to the purchase of Plan shares at the next determined net asset value. No partial withdrawal or redemption shall affect the total number of monthly investments to be made or the unpaid balance of monthly investments. No charge will be made for each partial withdrawal, redemption or restoration, but you will be liable for any transfer taxes that may be required. Replacements of partial withdrawals must be clearly identified as such in order to distinguish them from regular monthly investments. A gain or loss for tax purposes may be realized by the Planholder upon any cash withdrawal. Depending on your circumstances, the deduction for a loss may be limited.

  If the cash withdrawal is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, a letter of instruction will be required, signed by all Planholders with signatures guaranteed by an "eligible guarantor," including (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in proper order. A signature guarantee is not required for cash withdrawals of $50,000 or less, requested by and payable to all Planholders of record, to be sent to the address of record for that account. However, the Sponsor reserves the right to require signature guarantees on all cash withdrawals. A signature guarantee is required in connection with any request for transfer of Plan shares. Also, a signature guarantee is required if the Sponsor or the Custodian believes that a signature guarantee would protect against potential claims based on the withdrawal instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions to the Custodian, (c) the Custodian has been notified of an adverse claim, (d) the instructions received by the Custodian are given by an agent, not the actual registered owner, (e) the Custodian determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Custodian. All documents must be in proper order before any withdrawals or redemptions can be executed. The redemption price will be the net asset value next determined after such documents have been received in good order. Your request should be sent to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030.

  Ordinarily you will receive cash as a result of redeeming your shares under this or any of the options described below within seven days after your request is received by the Custodian. However, the Custodian will not mail redemption proceeds until checks received for the shares purchased have cleared. The payment period may be extended if the Custodian's right to redeem shares of the Fund has been suspended or restricted. This will only happen if the New York Stock Exchange is closed, other than for customary weekends or holidays, if trading is restricted on the Exchange, or if any emergency is deemed to exist by the Securities and Exchange Commission.

YOU MAY TRANSFER OR ASSIGN YOUR RIGHTS IN THE PLAN

  You may transfer your rights to another person; for example, a relative, charitable institution, or trust. You can do this in several ways:

  (1) You can transfer your right, title and interest to another person whose only right shall be the privilege of complete and prompt withdrawal from the Plan.

  (2) You can transfer your entire right, title and interest to another person, trustee or custodian acceptable to the Sponsor, who has made application to the Sponsor for a similar Plan.

  The Custodian will provide you with the appropriate assignment form. Transfers may be subject to income and other taxes.

CANCELLATION AND REFUND RIGHTS

  You have certain rights of cancellation. Within 60 days after you purchase a Plan (which, for this purpose, is the date appearing on the confirmation statement you will receive following your initial payment), the Custodian will send a notice to you regarding your cancellation rights. If you elect to cancel within 45 days of the mailing date of that notice, you will receive a cash refund equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date that your cancellation request is received by the Custodian and (2) an amount equal to the difference between the gross amount invested and the net amount invested in Plan shares.

  In addition, you may surrender your Plan at any time within an eighteen-month period beginning on the purchase date of your Plan and receive from the Custodian a cash payment equal to the sum of (1) the total net asset value of the Plan shares credited to your account on the date of the surrender plus (2) a refund of all sales charges paid to the date of surrender minus 15% of the gross amount you have invested as of that date. Planholders who execute their Plans in certain states may have up to twenty-eight months to exercise this refund right. In order to receive the above payment, your request should be sent in writing to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030. In addition, a cancellation request involving more than $50,000 will require a signature guarantee for all registered owners as described above.

  If you surrender your Plan under this cancellation and refund privilege, you may not reinstate your Plan at net asset value. In addition, under the so-called "wash sale rule," Federal tax laws presently do not permit the recognition of a loss when an individual sells and re-acquires the same securities within a 30-day time period before or after the loss is incurred. Gains, however, are recognized for tax purposes at the time of redemption.

  The Custodian will send you a written notice of your eighteen-month rights of cancellation if one or the other of the following occur:

  (1) If, after fifteen months from the date of establishment, you have missed three investments or more, or

  (2) If you miss one investment or more after the expiration of the fifteen-month period but prior to the expiration of the eighteen-month period. (If the Custodian has already sent a notice at 15 months, a second notice will not be required even if additional investments are missed.)

  These notices will inform you of your rights of cancellation as set forth in the preceding paragraph, of the value of your account at the time the notice is sent, and of the amount to which you are entitled pursuant to the provisions of the preceding paragraph.

YOU MAY TERMINATE YOUR PLAN AND WITHDRAW YOUR SHARES

  A Plan may be terminated at any time by a written request to the Custodian.

  In terminating your Plan, you may request the Custodian to withdraw your shares, redeem them and send you the proceeds. If the amount of the redemption is more than $50,000, is made payable to an individual other than the Planholder of record, or is to be sent to an address other than the address of record, your request, signed by all registered owners, must be signature guaranteed as described above. All documents must be in good order before a redemption can be executed. The redemption price will be the net asset value next determined after such documents have been received.

  If you choose to receive Fund shares instead of cash, the Plan shares may be exchanged for shares of the Fund and then further exchanged for shares of certain other funds for which TICI or an affiliate is the investment manager. The Exchange Privilege is more fully described in the Fund prospectus under the caption "Exchange Privilege." You should note that if you elect to exchange your shares of the Fund for shares of other funds in the Franklin Group of Funds (R) or the Templeton Funds, the shares of such other funds cannot thereafter be exchanged back into shares of the Fund.

  The right of redemption of shares of the Templeton Capital Accumulation Plan and the underlying Fund may be suspended at times when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends and holidays or any emergency is deemed to exist by the Securities and Exchange Commission. As long as the right of redemption of shares of the Fund is suspended, no shares may be redeemed, and therefore no cash withdrawal may be made during that period.

REPLACEMENT PRIVILEGE ON TERMINATION

  If you have terminated your Plan, you may exercise a replacement privilege which allows you to reinvest an amount equal to but not less than 10% of the net asset value of the redeemed shares without any sales charge in a re-opened identically registered Templeton Capital Accumulation Plan. Reinvestment is made at the net asset value per share next determined following the timely receipt by the Custodian of a replacement order and payment. Replacement must be made within 60 days following the date of termination of the Plan; however, while you may be required to recognize a gain on a termination, you may not recognize a loss for Federal tax purposes to the extent you reinvest the proceeds in a Templeton Capital Accumulation Plan within 30 days or less.

  The replacement privilege is available to you only if you have not previously exercised the privilege as to your Plan. The replacement privilege does not abrogate the partial withdrawal without termination privilege described on pages 6-8. If you have redeemed your Plan shares under the procedures described under "Cancellation and Refund Rights" on page 8, you may not reinstate at net asset value the proceeds from such a cancellation or refund until all refunded Sales and Creation Charges have been deducted from the amount offered for the reinstatement.

YOU RETAIN FULL VOTING RIGHTS IN YOUR FUND SHARES

  You will receive a notice at least 10 days before any matter is submitted to a vote of the stockholders of the Fund. The Custodian will vote the shares held for your account in accordance with your instructions. In the absence of such instructions, the Custodian will vote your shares in the same proportion as it votes the shares for which it has received instructions from other Planholders.

  If you wish to attend any meetings at which shares may be voted, you may request the Custodian to furnish you with a proxy or otherwise arrange for you to exercise your voting rights.

YOU MAY MAKE INVESTMENTS AHEAD OF SCHEDULE TO COMPLETE YOUR PLAN EARLY

  You may complete your Templeton Capital Accumulation Plan ahead of schedule by making investments in advance of their due date, but not more than 24 monthly investments may be made in one calendar year. In addition to such advance investments, you may also prepay up to 24 monthly units at any time during the life of your Plan. Monthly investment units may be accrued and paid in a lump sum. There is no reduction in the Sales and Creation Charge for advance investments. These prepayment rules shall be waived only to make a Plan that is in arrears current (as defined in the section titled "You May Qualify for Reduced Sales Charges" on page 11) or for the transfer or rollover into an IRA.

  In the event of death of the Planholder, these advance investment restrictions will be waived to allow the Plan to be completed at one time by survivors of the Planholder or representatives of the estate.

YOU MAY WITHDRAW A FIXED AMOUNT MONTHLY OR QUARTERLY--WHEN YOU HAVE COMPLETED YOUR PLAN

  When you complete all regularly scheduled investments, you may elect a Systematic Cash Withdrawal Program. Under this Program, the Custodian, as your agent, will redeem sufficient shares from your account to provide regular cash withdrawal payments of $50 or more each month or quarter, as you elect.

  A Systematic Cash Withdrawal Program may also be elected from an incomplete Plan if the Plan is part of an IRA and you have reached age 70 1/2. Under this program, the Custodian, as your agent, will redeem as of the twenty-fifth day of each month (or the first business date after that date) sufficient shares from your account to provide a regular cash withdrawal payment of $50 or more each month or quarter, as you elect.

  Except for the $50 minimum, there is no limitation on the size of your withdrawals. The $50 amount is, however, only a minimum established for administrative convenience and should not be considered as a recommendation. You have the right to change the dollar amount of your withdrawal or discontinue your Systematic Cash Withdrawal Program at any time.

  You should realize that withdrawals in excess of dividends and distributions will be made from principal and may eventually exhaust your account. For this reason, these withdrawals cannot be considered as income on your investment. Also, a gain or loss for tax purposes may be realized by you on each withdrawal payment.

  If you purchase two or more Plans, it is ordinarily disadvantageous to participate in the Systematic Cash Withdrawal Program on a completed Plan while still making regular payments on the uncompleted Plan. If you are participating in a Systematic Cash Withdrawal Program, you should not start another Templeton Capital Accumulation Plan. There are no charges made for any regular withdrawals under a Systematic Cash Withdrawal Program.

  The Plan will remain in full force and effect with all rights and privileges until all shares have been withdrawn from your account. While the Systematic Cash Withdrawal Program is in force, you may not elect to receive dividends and distributions in cash.

  While FTD does not contemplate doing so, it reserves the right to discontinue offering the Systematic Cash Withdrawal Program at any time after 90 days' notification to all Planholders who have not elected to participate in such program. Those who are already participating will be allowed to continue.

YOU MAY CONTINUE INVESTMENTS AFTER COMPLETING A 15-YEAR PLAN--EXTENDED INVESTMENT OPTION

  Under the Extended Investment Option, you may continue making monthly investments after completing all scheduled investments in your 15-year Plan. Investments under this option are subject to the same sales charges as applied to your last scheduled investment.

  If under this option you fail to make regularly scheduled investments for six consecutive months, after being credited for any advance made under the option, you forfeit your right to make such additional investments. All Extended Investment Options will terminate on the earlier of 25 years after the date of establishment of the original Plan or the date the 300th monthly investment is made under your Plan.



                  INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

  Under current tax laws you may be eligible to establish an IRA. An IRA Agreement is available through Franklin Templeton Trust Company (FTTC), an affiliate of TFTC. The Agreement provides for investments in the Plans. It also provides that FTTC shall furnish custodial services to the participant for service fees chargeable to the participant. FTTC presently deducts an annual service fee of $10.00 for maintenance of the account, unless it is paid separately. FTTC is qualified under IRS regulations to act as an IRA custodian.

  An individual may initiate an account by executing the IRA Application and by making the initial Plan investment. Under current law, a participant's maximum annual contribution is limited to the lesser of 100% of compensation or $2,000. If a second account is established with a non-working spouse the total contribution for both accounts would be a maximum of $2,250. Contributions to an IRA by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may or may not be deductible depending on their income. Contributions in excess of these limits, premature distributions, and/or insufficient withdrawals after age 70 1/2 may result in substantial adverse tax consequences. "Rollover contributions," as defined in IRS regulations, are also allowed.

  In addition to the regular monthly investment schedules, you may once each year invest an odd amount not equal to the monthly plan amount in order to complete exact contributions totals authorized by the IRS for the IRA being used. Such odd amounts should be specifically identified to the Custodian, when forwarded, in order to prevent rejection. Odd amounts, not in exact multiples of the monthly investment unit, will be accepted for all rollovers and transfers into IRAs.

  All contributions are invested on the day of receipt by the Custodian. If revocation of the account is requested in writing within seven days after payment of an initial contribution, the individual will receive the greater of the net asset value of his account or the amount contributed (including the Sales and Creation Charge).

                          SALES AND CREATION CHARGES

  The Sponsor receives a Sales and Creation Charge to compensate it for creating your Plan and for selling expenses and commissions to dealers, which is deducted from each investment. For example, on a $100 a month Plan, $50 is deducted from each of the 12 monthly investment units made during the first year. After the 12th payment, the charge drops to $6.07 on each subsequent monthly unit. Deductions decrease proportionately on certain larger plans. See "Allocation of Investments and Deductions" on page 3.

PURCHASING TWO OR MORE PLANS

  The face amounts of two or more Plans purchased at one time by "any person" may be combined to take advantage of the lower Sales and Creation Charges available on large purchases.

  The term "any person" includes an individual, his or her spouse, their children under the age of 21 and their grandchildren under age 21 who are beneficiaries of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts in which the Planholder serves as custodian, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a Plan qualified under Section 401 of the Code). To qualify for these savings, all of the applications for the Plans involved must be submitted simultaneously with a covering letter requesting that the face amount of such Plans be combined for the purpose of determining the applicable Sales and Creation Charge as shown on page 4.

  In the event investments are discontinued on one or more of the Plans which have been combined under the foregoing provisions, the remaining Sales and Creation Charge for the Plans that are continued will be changed to reflect the charges applicable to such Plans.

YOU MAY QUALIFY FOR REDUCED SALES CHARGES

  When purchasing any new Plan(s) or increasing the face amount of any existing Plan(s), "any person" as defined above may qualify for a reduced sales charge on the new purchase by combining the face amount of any existing Plan(s) on which investments are current with the face amount of the new purchase. A new purchase includes the face amount of new Plans and the face amount of Plans on which an increase in Plan size is requested. For rights of accumulation, a Plan is considered to be current if: (1) it has been completed and not redeemed; (2) it has not been completed but has at least as many investments recorded as there are months since the establishment date or since a plan size increase date; or (3) it is a tax qualified plan or an IRA. Further spousal IRA Plans at $93.75 per month and individual IRA Plans at $166.66 per month may become eligible for lower sales charges if such Plans are included as part of the basis for reduced sales charges on new Plans or Plan size increases on existing Plans. In addition, the Sponsor must be notified by the dealer or the purchaser at the time of the placing of the order that the purchaser qualifies for the reduced Sales and Creation Charge.

CHANGING THE FACE AMOUNT OF YOUR PLAN

  The face amount of your Plan may be changed under the following circumstances:

  (1) The face amount of a Plan may be increased at any time, provided the new Plan size is a denomination offered.

  (2) The face amount of a new Plan may be decreased by 50% within six months of the commencement of your original Plan or within six months following a face change increase on an existing Plan. If a decrease is to occur on an existing Plan, the decrease cannot retreat lower than the original Plan from which the increase occurred.

Both increases and decreases can be made by a written notice to the Sponsor, accompanied by a new completed Plan application. The Sales and Creation Charges already paid on the existing Plan will be recomputed to reflect a new Plan denomination.

  The Sales and Creation Charges already paid on the existing Plan will be credited to the Sales and Creation Charge applicable to the new denomination. Excess Sales and Creation Charges will be invested at net asset value on the day the change occurs while amounts still due will be deducted as an expense to the new Plan account.

                 THE CUSTODIAN--TEMPLETON FUNDS TRUST COMPANY

THE PLAN

  The organization, management and investment policies of Templeton Capital Accumulator Fund, Inc. are fully described in the attached Fund prospectus and a Statement of Additional Information which is available on request from the Sponsor. If practicable, shares of the Plan are credited to accounts at net asset value after applicable deductions are made on the date the Custodian receives Plan investments.

  Dividends and distributions received on Fund shares will be reinvested by the Custodian in additional Plan shares at the then current net asset value, unless you elect to receive cash.

THE PLAN CUSTODIAN--THE THIRD PARTY WORKING TO RELIEVE YOU OF THE DAY-TO-DAY DETAILS OF INVESTING

  Templeton Funds Trust Company, organized as a trust company under the laws of the State of Florida, is the Custodian for the Plans under a Custodian Agreement with the Sponsor dated June 1, 1993 and maintains custody of the assets of the Plans. The Plan Custodian Agreement is governed by Florida law, except in the event, and to the extent, that such law is determined to conflict with the Investment Company Act of 1940.

  Investments under your Plan should be payable to and sent to the Custodian. After making authorized deductions, the Custodian applies the remaining balance to the purchase of Plan shares. The Custodian holds these shares in its custody, receiving dividends and distributions which are automatically reinvested in additional Plan shares at no charge, unless you elect to receive cash.

  The Custodian has assumed only those obligations specifically imposed on it under its Custodian Agreement with the Sponsor. These obligations do not include the duties of investment ordinarily imposed upon a trustee. The Custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of Templeton Capital Accumulator Fund, Inc., or for the acts or omissions of the Sponsor or the Investment Manager.

  The Custodian Agreement cannot be amended to adversely affect the rights and privileges of the Planholders without their written consent. Neither may the Custodian resign unless a successor has been designated and has accepted the Custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totalling at least $2,000,000. The Custodian may be changed without notice to, or approval of, Planholders. The Custodian may terminate its obligation to accept new Plans for custodianship if the Sponsor fails to perform certain activities it is required to perform under the Custodian Agreement or if the Custodian terminates the Agreement upon 90 days' notice to the Sponsor. The Custodian Agreement provides that the Sponsor shall indemnify and hold the Custodian harmless from all liability which may arise from the failure of the Sponsor to comply with any law, rule, regulation, or order of the United States, any state, or other jurisdiction relating to the sale, registration, or qualification of securities.

              THE SPONSOR--FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  The Sponsor, a New York corporation organized on November 19, 1947, is a wholly owned subsidiary of Franklin Resources, Inc. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the NASD. The Sponsor is the principal underwriter of the investment companies in the Franklin Group of Funds (R) and the Templeton Family of Funds. The following sets forth the directors and executive officers of the Sponsor:

  Charles B. Johnson, Chairman of the Board, is Director, President and Chief Executive Officer of Franklin Resources, Inc. ("Franklin Resources") and Chairman of the Board of Franklin Advisers, Inc. ("Franklin Advisers").

  Gregory E. Johnson, President, is Vice President of Franklin Advisers.

  Rupert H. Johnson, Jr., Director and Executive Vice President, is Director and Executive Vice President of Franklin Resources, Director and President of Franklin Advisers, and Chairman of the Board of Franklin Management, Inc. ("Franklin Management").

  Harmon E. Burns, Director and Executive Vice President, is Director, Executive Vice President and Secretary of Franklin Resources and Executive Vice President of Franklin Advisers.

  Kenneth V. Domingues, Senior Vice President, is Senior Vice President of Franklin Resources and Franklin Advisers.

  Kenneth A. Lewis, Treasurer.

  William J. Lippman, Senior Vice President, is Senior Vice President of Franklin Resources, Franklin Advisers, and Franklin Management.

  Loretta Fry, Vice President, is Vice President of Franklin Resources and Franklin Advisers.

  Deborah R. Gatzek, Senior Vice President and Assistant Secretary, is Senior Vice President and Assistant Secretary of Franklin Resources and Vice President and Assistant Secretary of Franklin Advisers.

  Charles E. Johnson, Senior Vice President, is Senior Vice President of Franklin Resources and Vice President of Franklin Advisers.

  Leslie M. Kratter, Secretary, is Vice President and Assistant Secretary of Franklin Resources and Secretary of Franklin Advisers and Franklin Management.

  Richard C. Stoker, Senior Vice President, is Vice President of Franklin Management.

  Philip J. Kearns, Vice President, is Vice President of Franklin Agency, Inc.

  Jack Lemein, Vice President, is Senior Vice President of Franklin Advisers and Vice President of Franklin Management.

  Thomas M. Mistele, Vice President, is Senior Vice President of Templeton Global Investors, Inc. and Secretary of the Templeton Funds.

  Harry G. Mumford, Jr., Vice President, is Executive Vice President of Franklin Institutional Services Corporation.

  Vivian J. Palmieri, Vice President, is Vice President of Franklin Advisers.

  Other Senior Vice Presidents of the Sponsor include Edward V. McVey.

  Other Vice Presidents of the Sponsor include, James K. Blinn, Richard O. Conboy, Jimmy A. Escobedo, Robert N. Geppner, Mike Hackett, Peter Jones, Ken Leder, John R. McGee, Kent P. Strazza.

  All officers and employees of the Sponsor are covered by a blanket bond in the amount of $130,000,000.

                                     TAXES

  For Federal income tax purposes, Planholders are treated as directly owning the Fund's shares. Designated capital gain distributions, which are automatically reinvested in additional shares, are treated as long-term capital gains. The tax cost of the shares acquired is the amount paid for those shares, including the Sales and Creation Charge.

  As more fully described under "Federal Tax Information" in the prospectus of the Fund, dividends and distributions are taxable to you individually. Gains realized on cash withdrawals also generally will be subject to tax; the ability to deduct losses from such withdrawals may be limited. An appropriate notice regarding taxes will be sent to you each year.

  Any taxes payable with respect to any of the profits realized on sales or transfers by the Custodian or the Sponsor of Plan shares or other property credited to your account in accordance with the provisions of your Plan and any taxes levied or assessed with respect to Plan shares or the income therefrom shall be borne by you individually and not by the Custodian or the Sponsor.

                   SUBSTITUTION OF THE UNDERLYING INVESTMENT

  The Sponsor may substitute the shares of one other investment medium as the underlying investment if it deems such action to be in the best interests of Planholders. Such substituted shares shall be generally comparable in character and quality to the present Fund shares, and shall be registered with the Securities and Exchange Commission under the Securities Act of 1933. Before any substitution can be effected, the Sponsor must:

  (1) obtain an order from the Securities and Exchange Commission approving such substitution under the provisions of Section 26(b) of the Investment Company Act of 1940, as amended;

  (2) give written notice of the proposed substitution to the Custodian;

  (3) give written notice of the proposed substitution to each Planholder, giving a reasonable description of the new Fund shares, with the advice that, unless the Plan is surrendered within 30 days of the date of mailing such notice, the Planholder will be considered to have consented to the substitution and to have agreed to bear his pro rata share of expenses and taxes in connection with it; and

  (4) provide the Custodian with a signed certificate stating that such notice has been given to Planholders.

  If your Plan account is not surrendered within 30 days from the date of such notice, the Sponsor shall purchase the new shares for your account with the proceeds of any Plan payments and any dividends or distributions which may be reinvested for your account. If the new shares are also to be substituted for the shares already held, the Sponsor must arrange to have the Custodian furnished, without payment of a sales charge or fees of any kind, with new shares having an aggregate value equal to the value of the shares for which they are to be exchanged. A substitution may be a taxable event for Planholders.

  If the Fund shares are not available for purchase for a period of 120 days or longer, and the Sponsor fails to substitute other shares, the Custodian may, but is not required to, select another underlying investment. If the Custodian selects a substitute investment, it shall first obtain an order from the Securities and Exchange Commission approving such substitution as specified above and then shall notify the Planholder, and if, within 30 days after mailing such notice, the Planholder gives his written approval of the substitution and agrees to bear his pro rata share of actual expenses, including tax liability sustained by the Custodian, the Custodian may thereafter purchase such substituted shares. The Planholder's failure to give such written approval within the 30-day period shall give the Sponsor the authority to terminate the Plan.

  If the Fund shares are not available for purchase for a period of 120 days or longer, and neither the Sponsor nor the Custodian substitutes other shares, the Custodian shall have authority, without further action on its part, to terminate the Plan.

                           TERMINATION OF YOUR PLAN

  Although your Plan may call for regular investments over a 15-year period, neither the Sponsor nor the Custodian can elect to terminate your Plan until 300 investments have been made unless it has been in default for more than six months or unless shares of the Plan are not obtainable and a substitution is not made.

  The period of default will not start until you have been given full credit for a period equal to the amount of any advance investments you have made. Under current policies, for all Plans established subsequent to January 1, 1995, only one investment is required during each six month period to prevent your Plan from being terminated. For Plans in existence prior to January 1, 1995, only one investment is required during each 12-month period to prevent your Plan from being terminated.

  After 300 investments, or if other events justify termination, the Sponsor or the Custodian has the right to terminate your Plan 60 days after mailing a written notice to you.

  On termination, the Custodian (as your agent) may surrender for liquidation all of the Plan shares credited to your account, or sufficient Plan shares to pay all authorized deductions and leave no fractional shares. The shares and/or cash, after paying all authorized deductions, will be held by the Custodian for delivery to you against the surrender of your Plan.

  No interest will be paid by the Custodian on any such cash balances. If the Plan is not surrendered within 60 days after the notice of termination, the Custodian, at its discretion, may at any time thereafter fully discharge its obligations by mailing the shares or its check, drawn in accordance with the terms of your account, to the address noted in the account. You will then have no further rights under the Plan except that if the check or shares are returned to the Custodian undelivered, the Custodian will continue to hold these assets for the benefit of your account, subject only to escheat laws.

                                    GENERAL

  The Plan is considered to be a unit investment trust under the Investment Company Act of 1940, and is so registered with the Securities and Exchange Commission. Such registration does not imply supervision of management or investment practices or policies by the Commission.

  Commissions ranging from 75% to 95% of the total Sales and Creation Charges will be paid to authorized investment brokers and mutual fund dealers who are members of the NASD, and who have executed a dealer's agreement with the Sponsor. The Sponsor, acting as Principal Underwriter, may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a specified minimum dollar amount of the Plans and/or of certain other mutual funds managed by the Investment Manager and its affiliates during a specified period of time. Such bonus or other incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States. In no event will the value of such bonus or incentive paid by the Sponsor to the dealer exceed the difference between the Sales and Creation Charges and the amount reallowed to dealers in respect of such amounts sold by the qualifying registered representative of such dealer. A dealer receiving such bonus or incentive may be deemed to be an "underwriter" under the Securities Act of 1933. These dealers and investment brokers are independent contractors. Nothing herein or in other literature and confirmations issued by the Sponsor or the Custodian, including the words "representative" or "commission," shall constitute any broker-dealer or investment broker a partner, employee or agent of the Sponsor or the Custodian. Neither the Sponsor nor the Custodian shall be liable for any acts or obligations of any such dealer or investment broker.

  Plans are offered in all states where it is lawful to do so.

 ILLUSTRATION OF A HYPOTHETICAL $93.75 MONTHLY TEMPLETON CAPITAL ACCUMULATION
                                     PLAN
 WITH INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS REINVESTED IN ADDITIONAL
                                    SHARES

   The table below covers the period from March 29, 1991 to August 31, 1994

                AMOUNT OF PAYMENT                    AMOUNT INVESTED
  FISCAL     ------------------------            ------------------------
  PERIOD     DURING FISCAL              SALES    DURING FISCAL             SHARES     SHARES PURCHASED   TOTAL SHARES TOTAL VALUE
   ENDED        PERIOD     CUMULATIVE CHARGES(A)    PERIOD     CUMULATIVE PURCHASED THROUGH REINVESTMENT  PURCHASED    OF SHARES
---------------------------------------------------------------------------------------------------------------------------------
 8/31/91(b)    $  562.50   $  562.50   $281.22     $  281.28   $  281.28   27.662            --             27,662     $  288.24
 8/31/92        1,125.00    1,687.50    315.36        809.64    1,090.92   74.322          0.618           102,602      1,123.49
 8/31/93        1,125.00    2,812.50     68.28      1,056.72    2,147.64   89.979          3.123           195,704      2,802.89
 8/31/94        1,125.00    3,937.50     68.28      1,056.72    3,204.36   70.372          4.523           270,599      4,386.41
 8/31/95

(a) Under the terms of this Plan, out of an investment of $93.75 made during the first year of the Plan, $46.87 is deducted as a sales charge. Thereafter, the sales charge on such amount is reduced to $5.69.
(b) Period from March 29, 1991 (commencement of operations) through August 31, 1991.

                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Franklin Templeton Distributors, Inc., Sponsor and the Planholders of Templeton Capital
Accumulation Plans

  We have audited the accompanying statement of assets and liabilities of Templeton Capital Accumulation Plans as of August 31, 1995 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of the Plan's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation from the custodian of shares of Templeton Capital Accumulator Fund, Inc. held for planholders as of August 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Templeton Capital Accumulation Plans as of August 31, 1995, and the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                                     /s/ McGladrey & Pullen, LLP

New York, New York
September 29, 1995

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                              AUGUST 31, 1995

ASSETS:
Templeton Capital Accumulator Fund, Inc. shares, at value (average cost, $30,012,846).............................................. $64,558,379
LIABILITIES:                                                                --
                                                                    -----------
NET ASSETS:
Net assets (equivalent to $15.94 per share based on 4,049,832 Plan shares held for outstanding Plans).............................. $64,558,379
                                                                    ===========

                            STATEMENTS OF OPERATIONS

                YEARS ENDED AUGUST 31, 1995, 1994 AND 1993

                                                  1995       1994       1993
                                               ---------- ---------- ----------
INVESTMENT INCOME:
  Dividends received on shares of Templeton
   Capital Accumulator Fund, Inc.............. $2,015,029 $  472,194 $  249,234
  Expenses....................................        --         --         --
                                               ---------- ---------- ----------
    Net investment income..................... $2,015,029    472,194    249,234
                                               ---------- ---------- ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on complete and partial
   terminations, including Fund Shares
   withdrawn at market value.................. $  205,940 $  343,272 $   48,885
  Unrealized appreciation during the period...    217,321  4,284,121  3,159,959
                                               ---------- ---------- ----------
    Net gain on investments................... $  423,261 $4,627,393 $3,208,844
                                               ---------- ---------- ----------
  Net increase in net assets from operations.. $2,438,290 $5,099,587 $3,458,078
                                               ========== ========== ==========


                       See Notes to Financial Statements.

                      TEMPLETON CAPITAL ACCUMULATION PLANS
                       FOR THE ACCUMULATION OF SHARES OF
                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                YEARS ENDED AUGUST 31, 1995, 1994 AND 1993

                                            1995         1994         1993
                                         -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
 Operations:
  Net investment income................. $ 2,015,029  $   472,194  $   249,234
  Net realized gain on investments......     205,940      343,272       48,885
  Unrealized appreciation for the peri-
   od...................................     217,321    4,284,121    3,159,959
                                         -----------  -----------  -----------
    Net increase in net assets from op-
     erations...........................   2,438,290    5,099,587    3,458,078
  Distributions to planholders..........  (2,015,029)    (472,194)    (249,234)
  Transactions in Fund shares (Note 2)..  26,322,220   15,029,076    6,424,111
                                         -----------  -----------  -----------
    Net increase in net assets..........  26,745,481   19,656,469    9,632,955
NET ASSETS:
  Beginning of period...................  37,812,898   18,156,429    8,523,474
                                         -----------  -----------  -----------
  End of period......................... $64,588,379  $37,812,898  $18,156,429
                                         ===========  ===========  ===========


                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF ACCOUNTING POLICIES

  Templeton Capital Accumulation Plans (the "Plan") is a unit investment trust registered under the Investment Company Act of 1940. The Plan invests only in shares of Templeton Capital Accumulator Fund, Inc. (the "Fund"). The following is a summary of the significant accounting policies followed in the preparation of its financial statements.

  a. VALUATION OF SECURITIES. The Plan's investments in the Fund are valued at the net asset value of Fund shares held.

  b. INCOME TAXES. No provision is made for Federal income taxes. The Internal Revenue Code provides that the Plan is not treated as a separate taxable entity; rather the Planholders are treated as directly owning the Fund's shares accumulated in their accounts.

  c. OTHER. Share transactions are recorded on the trade date. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of the Plan's investment in Fund shares is computed using the average cost method and gain or loss on redemption of Fund shares is computed using this method.

NOTE 2. TRANSACTIONS IN FUND SHARES

  As of August 31, 1995, the Plan held 4,049,832 shares of the Fund. Transactions in Fund shares for the years ended August 31, 1995, 1994 and 1993 were as follows:

                                  1995                    1994                   1993
                          ----------------------  ----------------------  --------------------
                            AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT     SHARES
                          -----------  ---------  -----------  ---------  ----------  --------
Planholder payments.....  $33,284,142             $19,886,896             $9,966,867
Less-sales charges......    6,526,442               3,832,783              2,184,173
                          -----------  ---------  -----------             ----------
Balance invested in Fund
 shares.................   26,757,700  1,748,783   16,054,113  1,072,509   7,782,694   666,832
Distributions reinvested
 in Fund shares.........    2,015,029    133,499      472,194     33,224     249,234    23,430
Redemption and
 withdrawals in Fund
 shares.................   (2,450,509)  (165,571)  (1,497,231)   (94,041) (1,607,817) (147,232)
                          -----------  ---------  -----------  ---------  ----------  --------
                          $26,322,220  1,716,711  $15,029,076  1,011,692  $6,424,111   543,030
                          ===========  =========  ===========  =========  ==========  ========

NOTE 3. SPONSOR AND CUSTODIAN

  Franklin Templeton Distributors, Inc., as Sponsor of the Plan (and, prior to October 30, 1992, Templeton Funds Distributor Inc., the previous Sponsor) received net sales and creation charges, after commissions paid to authorized brokers and dealers, of $575,554, $336,780, and $185,919 for the years ended August 31, 1995, 1994 and 1993, respectively. Templeton Funds Trust Company ("TFTC") serves as Custodian. No other compensation is paid by the Plan to either the Sponsor or the Custodian except that TFTC receives a $10 annual service fee from each individual Retirement Account established by planholders.

NOTE 4. SOURCE OF NET ASSETS

  The Plan's net assets as of August 31, 1995 were composed of the following amounts:

Amount paid in by planholders, net of sales and creation charges... $58,960,635
Distributions reinvested...........................................   2,809,514
Payment of redemption proceeds to planholders......................  (5,840,546)
Accumulated gain on sale of Fund shares............................     611,403
Unrealized appreciation (depreciation) of investments..............   8,017,373
                                                                    -----------
Net assets applicable to planholders............................... $64,558,379
                                                                    ===========

                       REPORT OF INDEPENDENT ACCOUNTANTS

Franklin/Templeton Distributors, Inc.:

  We have audited the accompanying statement of financial condition of Franklin/Templeton Distributors, Inc. (a wholly-owned subsidiary of Franklin Resources, Inc.) as of September 30, 1995, and the related statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Franklin/Templeton Distributors, Inc. as of September 30, 1995, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

San Francisco, California
October 27, 1995

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                     STATEMENT OF FINANCIAL CONDITION

                            SEPTEMBER 30, 1995

                               ----------------

                              ASSETS
Cash and cash equivalents......................................... $30,589,578
Receivables:
  Due from Franklin Templeton Group of Funds......................  20,382,973
  Parent..........................................................  11,460,749
Prepaid expenses and other........................................   7,995,919
Premises and equipment, at cost (net of accumulated depreciation
 of $2,375,721)...................................................   2,137,216
                                                                   -----------
    Total assets.................................................. $72,566,435
                                                                   ===========
               LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Dealer commissions payable...................................... $17,518,961
  Trade payables and accrued expenses.............................   2,532,059
  Deferred tax liabilities........................................   1,060,389
                                                                   -----------
    Total liabilities.............................................  21,111,409
                                                                   -----------
Commitments (Note 3)
Stockholder's equity:
  Common stock, $1.00 par value, 20,000 shares authorized; 2,355
   shares issued and outstanding..................................       2,355
  Capital in excess of par value..................................  80,564,072
  Accumulated deficit............................................. (29,111,401)
                                                                   -----------
    Total stockholder's equity....................................  51,455,026
                                                                   -----------
                                                                   $72,566,435
                                                                   ===========


   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                              STATEMENT OF INCOME

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

                               ----------------

OPERATING REVENUES:
  Underwriting commissions, net of $365,347,758 paid to dealers... $ 47,725,149
  Investment income...............................................    2,184,550
  Other...........................................................      224,915
                                                                   ------------
    Total operating revenues......................................   50,134,614
                                                                   ------------
OPERATING EXPENSES:
  Selling.........................................................   50,262,458
  General and administrative......................................   71,522,921
  Other...........................................................      269,788
                                                                   ------------
    Total operating expenses......................................  122,055,167
                                                                   ------------
    Operating loss................................................  (71,920,553)
                                                                   ------------
OTHER INCOME (EXPENSES):
  Interest expense................................................      (39,195)
                                                                   ------------
    Other expenses net............................................      (39,195)
                                                                   ------------
  Loss before taxes...............................................  (71,959,748)
  Income tax benefit..............................................   25,153,544
                                                                   ------------
Net loss.......................................................... $(46,806,204)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                       STATEMENT OF STOCKHOLDER'S EQUITY

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

                               ----------------

                           COMMON STOCK  CAPITAL IN                    TOTAL
                           -------------  EXCESS OF    RETAINED    STOCKHOLDER'S
                           SHARES AMOUNT  PAR VALUE    EARNINGS       EQUITY
                           ------ ------ ----------- ------------  -------------
Balance, October 1, 1994.  2,355  $2,355 $40,564,072 $ 17,695,025   $58,261,452
Parent capital
 contribution............    --      --   40,000,000          --     40,000,000
Net loss.................    --      --          --   (46,806,204)  (46,806,204)
Other....................                                    (222)         (222)
                           -----  ------ ----------- ------------   -----------
Balance, September 30,
 1995....................  2,355  $2,355 $80,564,072 $(29,111,401)  $51,455,026
                           =====  ====== =========== ============   ===========



   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                            STATEMENT OF CASH FLOWS

                   FOR THE YEAR ENDED SEPTEMBER 30, 1995

NET LOSS........................................................  $(46,806,204)
  Adjustments to reconcile net loss to net cash used in
   operating activities:
    Increase in receivables.....................................    (6,257,543)
    Increase in prepaid expenses and other......................    (4,725,285)
    Increase in dealer commissions payable......................     8,428,461
    Decrease in trade payables and accrued expenses.............      (938,888)
    Depreciation................................................       337,673
                                                                  ------------
NET CASH USED IN OPERATING ACTIVITIES...........................   (49,961,888)
                                                                  ------------
  Purchases of premises and equipment...........................    (1,331,473)
                                                                  ------------
NET CASH USED IN INVESTING ACTIVITIES...........................    (1,331,473)
                                                                  ------------
Decrease in receivables, parent.................................    38,639,590
                                                                  ------------
NET CASH USED IN FINANCING ACTIVITIES...........................    38,639,590
                                                                  ------------
Decrease in cash and cash equivalents...........................   (12,653,769)
Cash and cash equivalents, beginning of year....................    43,243,347
                                                                  ------------
Cash and cash equivalents, end of year..........................  $ 30,589,678
                                                                  ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
 Cash paid during the year for:
  Interest......................................................  $     39,195
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING AC-
 TIVITIES:
The Company received a $40,000,000 capital contribution from its parent, through a reduction in the intercompany payable to its parent.



   The accompanying notes are an integral part of these financial statements.

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               ----------------

1. NATURE OF BUSINESS:

  Franklin/Templeton Distributors, Inc. (FTDI) is a wholly-owned subsidiary of Franklin Resources, Inc. (Parent). FTDI serves as the principal underwriter for the Franklin Templeton Group of Funds.

2. SIGNIFICANT ACCOUNTING POLICIES:

 Revenue Recognition:

  Commissions on mutual fund dividend reinvestments, dividend income and 12b-1 fees are recognized as earned. Commissions on mutual fund share sales are recognized when the share sales are settled.

 Cash and Cash Equivalents:

  Cash and cash equivalents consist of amounts held in bank accounts and in a money market fund for which an affiliated company acts as investment advisor. Due to the relatively short-term nature of these instruments, the carrying value approximates fair value.

 Allocation of Intercompany Costs:

  Certain management, accounting and other administrative costs amounting to $12,614,868 were allocated to FTDI by its Parent.

 Income Tax Benefit:

  FTDI is included in the consolidated federal and combined California state income tax returns of the Parent. The Parent allocates federal and California state income tax benefits to FTDI using the separate return method.

  Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Deferred tax assets and liabilities are adjusted to reflect changes in tax rates or other provisions of the tax law in the period in which a new tax law is enacted.

 Premises and Equipment:

  Premises and equipment are recorded at cost and are depreciated on the straight-line basis over their estimated useful lives. Expenditures for repairs and maintenance are charged to expense when incurred.

3. DEFERRED TAXES:

  The major components of the deferral tax liability as of September 30, 1995 are as follows:

       Prepaid Expenses ............................................ $  958,218
       Depreciation on fixed assets ................................    102,171
                                                                     ----------
         Deferred tax liability .................................... $1,060,389
                                                                     ==========

4. NET CAPITAL AND RESERVE REQUIREMENTS:

  Regulatory provisions require FTDI to maintain minimum net capital. Net capital and the related net capital ratio may fluctuate on a daily basis. On September 30, 1995, FTDI was in compliance with Rule 15c3-1(a)(2) of the Securities Exchange Act of 1934. The net capital requirement on that date was $1,407,427, and FTDI had net capital of $24,081,617, and an

                     FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

aggregate indebtedness to net capital ratio of .68 to 1. FTDI is exempt from Rule 15c3-3 of the Securities Exchange Act relating to the determination of reserve requirements.

5. COMMITMENTS:

  The Parent leases computer, automobile and office equipment and office space under various agreements expiring at various dates through 1997 which are accounted for as operating leases. FTDI is the direct beneficiary of these leases and consequently is responsible for payment of the various lease commitments. Total lease expense for the year amounted to $803,116. At September 30, 1995, remaining operating lease commitments are as follows:

       1996............................................................ $152,823
       1997............................................................  145,418
       1998............................................................   39,523
                                                                        --------
                                                                        $337,764
                                                                        ========

TEMPLETON                                  PROSPECTUS -- JANUARY 1, 1996
CAPITAL ACCUMULATOR FUND, INC.
-------------------------------------------------------------------------------

INVESTMENT      Templeton Capital Accumulator Fund, Inc. (the "Fund") seeks
OBJECTIVE AND   long-term capital growth through a flexible policy of
POLICIES        investing in stocks and debt obligations of companies and
                governments of any nation.

-------------------------------------------------------------------------------

PURCHASE OF     Shares of the Fund, which will be sold at net asset value, may
SHARES          be initially acquired by investors only by means of an
                investment in Templeton Capital Accumulation Plans (the
                "Plans" or "Plan"). The charges for the first year of a Plan can amount to 50% of the amounts paid during that year under the Plan. Details of the Plans, including the creation and sales charges, may be found in the attached prospectus for the Plans, which should be read and retained by the investor for future reference.

-------------------------------------------------------------------------------

PROSPECTUS      This Prospectus sets forth concisely information about the
INFORMATION     Fund that a prospective investor should know about the Fund.
                Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional Information
                ("SAI") about the Fund, dated January 1, 1996, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus. This SAI is available without charge upon request to: Franklin Templeton Distributors, Inc., P.O. Box
                33030, 700 Central Avenue, St. Petersburg, Florida 33733-8030 or by calling the Fund Information Department.

-------------------------------------------------------------------------------

FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN

-------------------------------------------------------------------------------

TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                     Page
                                     ----
EXPENSE TABLE......................  P-2
FINANCIAL HIGHLIGHTS ..............  P-3
GENERAL DESCRIPTION................  P-4
Investment Objective and Policies..  P-4
INVESTMENT TECHNIQUES..............  P-5
Loans of Portfolio Securities......  P-5
Debt Securities....................  P-5
Options on Indices.................  P-5
Forward Foreign Currency Contracts
 and Options on Foreign Currencies.  P-5
Futures Contracts..................  P-5
Repurchase Agreements..............  P-6
Depositary Receipts................  P-6
RISK FACTORS.......................  P-6
HOW TO BUY SHARES OF THE FUND......  P-7
HOW TO SELL SHARES OF THE FUND.....  P-8
Templeton STAR Service.............  P-10
EXCHANGE PRIVILEGE.................  P-10

                                     Page
                                     ----
MANAGEMENT OF THE FUND.............  P-10
Investment Manager.................  P-10
Business Manager...................  P-11
Principal Underwriter..............  P-11
Transfer Agent.....................  P-11
Plan Custodian.....................  P-11
Custodian..........................  P-11
Expenses...........................  P-11
Brokerage Commissions..............  P-12
GENERAL INFORMATION................  P-12
Description of Shares/Share
 Certificates......................  P-12
Meetings of Shareholders...........  P-12
Dividends and Distributions........  P-12
Federal Tax Information............  P-12
Inquiries..........................  P-12
Performance Information............  P-13
Statements and Reports.............  P-13
THE FRANKLIN TEMPLETON GROUP.......  P-14

-------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Plans of the Fund will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates of the Fund's expenses for the current fiscal year.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases..................................  None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees.......................................................... 0.75%
Other Expenses (audit, legal, business management, transfer agent and custodian).............................................................. 0.25%
Total Fund Operating Expenses (after expense reimbursement).............. 1.00%

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Plans or the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus and the accompanying prospectus for the Plans.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses that apply to a $1,000 investment over various time periods assuming
(1) a 6% annual rate of return and (2) redemption at the end of each time period.

                                                    1 YR. 3 YRS. 5 YRS. 10 YRS.
                                                    ----- ------ ------ -------
You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and (2)
 redemption at the end of each time period:          $10   $32    $55    $122

  This example is based on the estimated annual operating expenses, including fees set by contract, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Plans. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

  The Fund's Investment Manager, Templeton Investment Counsel, Inc., has voluntarily agreed to reduce its investment management fee to the extent necessary to limit the total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Fund to annual rate of 1.00% of the Fund's average daily net assets. If such fee reduction is insufficient to so limit the Fund's total expenses, the Fund's Business Manager, Templeton Global Investors, Inc. has voluntarily agreed to reduce its fee and, to the extent necessary, assume other Fund expenses, so as to so limit the Fund's total expenses. If this policy were not in effect, the Fund's Total Fund Operating Expenses would be 1.34%, and you would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each time period: $14 for one year, $42 for three years, $73 for five years and $161 for ten years. As long as this temporary expense limitation continues, it will lower the Fund's expenses and increase its return. The expense limitation may be terminated or revised at any time, at which time the Fund's expenses will increase and its return will be reduced.

  It is important to note that the foregoing table reflects only the expenses of Templeton Capital Accumulator Fund. A sales and creation charge will be deducted from a Templeton Capital Accumulation Plan to compensate the sponsor of the Plans for creating your Plan and for selling expenses and commissions to dealers. This charge is deducted from each investment and will vary according to the monthly investment payment units of each Plan. For example, on a $100 a month Plan, $50 is deducted from each of the 12 monthly investment units made during the first year. After the first year, the charge drops to $6.07 on each subsequent monthly unit. For further details concerning creation and sales charges that will be deducted from a Plan, see the accompanying prospectus for Templeton Capital Accumulation Plans.

                              FINANCIAL HIGHLIGHTS

  The following table of selected financial information has been audited by McGladrey & Pullen, LLP independent certified public accountants, for the periods indicated in their report which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. This statement should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to shareholders upon request and without charge.

                                           YEAR ENDED AUGUST 31,
PER SHARE OPERATING PERFORMANCE    -----------------------------------------
(For a share outstanding
 throughout the period)               1995     1994     1993    1992   1991+
-------------------------------------------------------------------------------
Net asset value, beginning of
 period..........................  $ 16.21  $ 13.74  $ 10.95  $10.42  $10.00
-------------------------------------------------------------------------------
Income from investment operations
Net investment income............      .28     0.19     0.20    0.17    0.15
Net realized and unrealized
 gain............................      .23     2.60     2.88    0.55    0.27
                                   -------  -------  -------  ------  ------
Total from investment operations.      .51     2.79     3.08    0.72    0.42
                                   -------  -------  -------  ------  ------
Less distributions
Dividends from net investment
 income..........................     (.20)   (0.14)   (0.20)  (0.19)  (0.00)
Distributions from net realized
 gains...........................     (.58)   (0.18)   (0.09)   0.00   (0.00)
                                   -------  -------  -------  ------  ------
Total distributions..............     (.78)   (0.32)   (0.29)  (0.19)  (0.00)
                                   -------  -------  -------  ------  ------
Change in net asset value for the
 period..........................     (.27)    2.47     2.79    0.53    0.42
-------------------------------------------------------------------------------
Net asset value, end of period...  $ 15.94  $ 16.21  $ 13.74  $10.95  $10.42
-------------------------------------------------------------------------------
TOTAL RETURN**...................     3.40%   20.64%   29.11%   7.01%   4.20%++
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..  $65,538  $38,323  $18,365  $8,690  $3,635
Ratio to average net assets of:
  Expenses.......................     1.34%    1.58%    1.91%   1.84%   3.99%*
  Expenses, net of reimbursement.     1.00%    1.00%    1.00%   1.00%   1.00%*
  Net investment income..........     2.37%    1.58%    1.99%   2.06%   3.80%*
Portfolio turnover rate..........    12.91%   15.25%   14.97%  16.42%   0.00%
-------------------------------------------------------------------------------

+ Period from March 1, 1991 (commencement of operations) to August 31, 1991 ++Not annualized
* Annualized
**Does not reflect the Plan's Sales and Creation Charges

                              GENERAL DESCRIPTION

  Templeton Capital Accumulator Fund, Inc. (the "Fund") was incorporated under the laws of Maryland on October 26, 1990. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") with the Securities and Exchange Commission as an open-end, diversified management investment company. The Fund sells its Shares only through Templeton Capital Accumulation Plans, a unit investment trust. The Fund, through Templeton Capital Accumulation Plans, offers investors an alternative to direct investment in stock and debt obligations, with the benefits of diversification of portfolio investments and the professional portfolio management of Templeton Investment Counsel, Inc. (the "Investment Manager").

  INVESTMENT OBJECTIVE AND POLICIES. The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. There can be no assurance that the Fund's investment objective will be achieved.

  The Fund principally invests in common stocks, but may also invest in preferred stock and debt obligations (defined as bonds (including convertible bonds and bonds selling at a discount), notes, debentures, commercial paper, time deposits and bankers' acceptances), which may be rated or unrated, and which may include structured investments, as described in the SAI under "Investment Objectives and Policies--Structured Investments." The Fund may invest in stocks and debt obligations of companies and debt obligations of governments of any nation.

  The Directors of the Fund have adopted an operating policy, which may be changed without Shareholder approval, that no more than 5% of the Fund"s assets will be invested in debt securities rated less than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"). Debt securities which are rated Baa by Moody's are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and have speculative characteristics as well, according to Moody's. Debt securities rated BBB by S&P are regarded as having adequate capacity to pay interest and repay principal. According to S&P, while these debt securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. The Fund will not invest in debt securities rated less than Caa by Moody's or CCC by S&P.

  Whenever, in the judgment of the Investment Manager, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country, consisting of: short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the government of a foreign country, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; and repurchase agreements with U.S. banks and broker-dealers with respect to Canadian or U.S. Government securities. In addition, for temporary defensive purposes, the Fund may invest up to 25% of its total assets in obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. and foreign banks; provided that the Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its total assets. In the event that the Fund adopts a temporary defensive position, the investment practices described above may not be consistent with the Fund's stated investment objective.

  The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. In furtherance of its objective of capital growth, the Fund may invest up to 5% of its assets in warrants (excluding warrants acquired in units or attached to securities). The Fund may not invest more than 15% of its total assets in securities of all types of foreign issuers which are not listed on a recognized United States or foreign securities exchange, and may not invest more than 10% of its total assets in securities which are illiquid, including securities which are not publicly traded or which cannot be readily resold because of legal or contractual restrictions, or which are not otherwise readily marketable (including repurchase agreements having more than seven days remaining to maturity), and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund will be considered illiquid. The Fund's investment objective and the policies described in this paragraph, as well as certain investment restrictions described in the SAI, cannot be changed without Shareholder approval. All other investment policies may be modified by the Fund's Board of Directors.

  The Fund may lend its portfolio securities, as well as enter into transactions in options on securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

  The Fund invests for long-term growth of capital and does not intend to emphasize short-term trading profits. Accordingly, the Fund expects to have an annual portfolio turnover rate not exceeding 50%.

                             INVESTMENT TECHNIQUES

  The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

  DEBT SECURITIES. The Fund may invest in the debt securities of companies and governments of any nation. Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible.

  OPTIONS ON INDICES. The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call or put option only if the option is "covered." This means that so long as the Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

  FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. The Fund will not enter into forward foreign currency contracts if, as a result, the Fund will have more than 20% of its total assets committed to the consummation of such contracts. The Fund may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

  FUTURES CONTRACTS. For hedging purposes only, the Fund may purchase and sell stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. When the Fund enters into a futures contract, if must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objective and Policies-- Futures Contracts" in the SAI. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options.

  REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, when the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security.

  DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of Shares of the Fund. Changes in currency valuations will also affect the price of Shares of the Fund. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

  The Fund has the unlimited right to purchase securities in any foreign country, developed or underdeveloped. Investors should consider carefully the substantial risks involved in investing in foreign securities, which are in addition to the usual risks inherent in domestic investments. Such risks include the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in those nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

  Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States.

  Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. As an operating policy, the Fund may invest no more than 5% of its assets in Eastern European countries, which involves special risks that are described under "Risk Factors" in the SAI.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies have also been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another.

  The Fund is authorized to invest in medium quality or high risk, lower quality debt securities that are rated between BBB and as low as CCC by S&P, and between Baa and as low as Caa by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Directors without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. High risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. As a fundamental policy, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

  Successful use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the foreign currency on which the futures or options contract is based and movements in the currency in the Fund's portfolio. Successful use of futures or options contracts is further dependent on the Investment Manager's ability to correctly predict movements in a stock index or foreign currency market and no assurance can be given that its judgment will be correct.

  The receipt by the Fund of new money solely through the medium of continuing payments under systematic investment plans may tend to produce a more even rate of influx than is the case of funds whose shares are sold directly. This may furnish a base for a gradual and planned accumulation of positions in individual portfolio securities when such a program is deemed to be appropriate.

  There can be no assurance that the investment objective of the Fund will be achieved. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described in the SAI.

                         HOW TO BUY SHARES OF THE FUND

  The Fund has entered into an agreement with Franklin Templeton Distributors, Inc. (the "Sponsor" or "FTD"), under which the Fund will issue Shares at net asset value to Templeton Funds Trust Company as Custodian for the Plans.

  The net asset value of the Shares is computed as of the close of trading on each day the New York Stock Exchange is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of the close of trading on the New York Stock Exchange, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the management and approved by the Board of Directors.

  The Fund will not offer its Shares publicly except through the Plans. Except in cases where Planholders have received Fund Shares in distribution as a result of the liquidation of or partial withdrawal from a Plan (into a non-contributory voluntary account), it is not generally contemplated that any person, other than the Custodian for the Plans, will directly hold any Shares of the Fund. The terms of the offering of the Plans are contained in the prospectus for the Plans.

  No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the SAI, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Investment Manager, or the Principal Underwriter.

  Except for the fact that the Fund's Shares are available only through the medium of the Plans, the Fund does not represent an investment concept which is new or different from other investment companies for which Templeton Investment Counsel, Inc. or its affiliates acts as an investment manager. The Fund's investment objective of long-term capital growth is similar to the objective of certain other Templeton Funds. The methods employed by each of these other funds in attaining the objective vary from each other and from the Fund. The investment results attained by these other Templeton Funds have varied from each other in the past and are likely to continue to vary from each other and from the Fund in the future. Investors could, however, purchase shares of the other Templeton Funds, which, in the early years of the Plan, would be at a lesser sales charge.

  Investors wishing information on any of these funds may contact Franklin Templeton Distributors, Inc., 700 Central Avenue, St. Petersburg, Florida 33701-3628.

                        HOW TO SELL SHARES OF THE FUND

  Shareholders who have received Shares on liquidation of their Plans or as a result of exercise of the partial withdrawal privilege under a Plan may present their Shares to Franklin Templeton Investor Services, Inc. (the "Transfer Agent") for redemption at net asset value (which may be more or less than the investor's cost). The redemption price in cash will be the net asset value next determined after the time when such Shares are tendered for redemption.

  Shares will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL OF THE FOLLOWING REQUIREMENTS:

  1. It must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Templeton Funds Trust Company, P.O. Box 33030, St. Petersburg, Florida 33733-8030;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;

    . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;

    . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;

    . Custodial (other than a retirement account)--Signature guaranteed letter of instruction from the custodian;

    . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in an IRA for which Franklin Templeton Trust Company (FTTC) or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from an IRA are subject to additional requirements under the Internal Revenue Code of 1986, as amended (the "Code"), and certain documents (available from the FTTC) must be completed before the distribution may be made. For example, distributions from IRAs are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the FTTC) may be required to be submitted to FTTC with the distribution request, or the distribution will be delayed. FTTC and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Service Department by calling 1-800-632-2301.

  The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. A gain or loss for tax purposes generally will be realized upon the redemption, depending on the tax basis of the Shares redeemed. Payment of the redemption price will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested, including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  Upon any redemption of a portion of a Shareholder's Shares leaving a balance of unredeemed Shares of less than $100 at the current net asset value at the time of the redemption, the Fund may also redeem such balance of Shares and add the proceeds thereof to the proceeds of the redemption which the Shareholder requested.

  Templeton Funds Trust Company may also redeem Shares held by it for the Plans as necessary to carry out liquidation or withdrawal requests.

  TEMPLETON STAR SERVICE. Shareholders may check the current prices of Shares, account balances/values, a description of the last transaction and duplicate account statements, 24 hours a day, 365 days a year, with Templeton STAR Service by calling 1-800-654-0123 from a touch-tone telephone. A fund code (the Fund's code is 750) and the Shareholder's account number are necessary for accessing information (other than Share prices) from Templeton STAR Service.

                              EXCHANGE PRIVILEGE

  Shareholders who have received Shares of the Fund on termination of their Plan or as a result of exercise of the partial withdrawal privilege under a Plan may exchange those Shares into other funds in the Franklin Group of Funds (R) and the Templeton Family of Funds (the "Franklin Templeton Group") (except Templeton Variable Annuity Fund, Templeton Variable Products Series Fund, Franklin Valuemark Funds and Franklin Government Securities Trust). Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. In the case of exchanges into a fund in the Franklin Templeton Group that offers two classes of shares, a Shareholder would receive Class I shares, which generally bear lower Rule
(a)b-1 distribution fees than Class II shares of the same fund.

  A Shareholder may exchange Shares by writing to the Transfer Agent, by contacting his or her investment dealer or-- if the Shareholder has not declined the telephone exchange privilege--by telephoning 1-800-632-2301. Telephone exchange instructions must be received by FTD by the scheduled closing time of the New York Stock Exchange (generally 4:00 p.m., New York time). Telephonic exchanges can involve only Shares in non-certificated form. Shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Shares are being exchanged. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Forms for declining the telephone exchange privilege and prospectuses of the other funds in the Franklin Templeton Group may be obtained from FTD. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

  This exchange privilege is available only in states where shares of the fund being acquired may legally be sold and may be modified, limited or terminated at any time by the Fund upon sixty (60) days' written notice. A Shareholder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent. A gain or loss for tax purposes will be realized upon the exchange, depending on the cost basis of the Shares redeemed.

                            MANAGEMENT OF THE FUND

  The Fund is managed by its Board of Directors and all powers of the Fund are exercised by or under authority of the Board. Information relating to the Directors and Executive Officers is set forth under the heading "Management of the Fund" in the SAI.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton Investment Counsel, Inc., Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over 4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager uses a disciplined, long-term approach to value oriented global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers and Directors of the Fund are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Fund's Code of Ethics. Please see "Investment Management and Other Services--Investment Management Agreement" in the SAI for further information on securities transactions and a summary of the Fund's Coder of Ethics.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.75% of its average daily net assets.

  The lead portfolio manager for the Fund is Gary P. Motyl, Senior Vice President of the Investment Manager. Mr. Motyl has been a security analyst and portfolio manager with the Investment Manager since 1981. He holds a BS in Finance from Lehigh University and an MBA in Finance from Pace University. Prior to joining the Templeton organization, he worked from 1974 to 1979 as a security analyst with Standard & Poor's Corporation. He then worked as a research analyst and portfolio manager from 1979 to 1981 with Landmark First National Bank. In this capacity he had responsibility for equity research and managed several pension and profit sharing plans. Gary Clemons, Vice President of the Investment Manager and Mark R. Beveridge, Vice President of the Investment Manager, exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Clemons hold a BS in Geology from the University of Nevada and an MBA in Finance from the University of Wisconsin. Prior to joining the Investment Manager in 1993, he was a research analyst for Templeton Quantitative Advisors, Inc. in New York were he was also responsible for management of a small capitalization fund. Mr. Beveridge holds a BBA in Finance from the University of Miami. Prior to joining the Templeton organization in 1985 as a security analyst, he was a principal with a financial accounting software firm based in Miami, Florida. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc. provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns and financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a fee equivalent on an annual basis to 0.15% of the average daily net assets of the Fund, reduced to 0.135% of such net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million. The combined investment management and business management fees paid by the Fund are higher than those paid by most other investment companies.

  PRINCIPAL UNDERWRITER. Franklin Templeton Distributors, Inc., a wholly owned subsidiary of Franklin Resources, Inc., serves as the Principal Underwriter of the Fund's Shares pursuant to a Distribution Agreement with the Fund.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  PLAN CUSTODIAN. Templeton Funds Trust Company acts as Custodian for the Plans as described in the Plan prospectus.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses (net of reimbursement by the Business Manager) amounted to 1.00% of the average daily net assets of the Fund.

  BROKERAGE COMMISSIONS. The Fund's brokerage policies are described under the heading "Brokerage Allocation" in the SAI. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Plans (and thus, indirectly, the sale of Shares) by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The Fund has authorized capital stock of 100,000,000 Shares of $.01 par value. All Shares are of one class. Each Share entitles the holder to one vote.

  The Fund will not ordinarily issue certificates for Shares received on liquidation or withdrawal from a Plan. Share certificates for whole (not fractional Shares) are issued only on specific written request to the Transfer Agent, at no charge for one certificate, and $1.00 for each additional certificate.

  MEETINGS OF SHAREHOLDERS. The Fund is not required to hold annual meetings of Shareholders and may elect not to do so. The Fund will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Fund's outstanding Shares. In addition, the Fund is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Director or Directors.

  DIVIDENDS AND DISTRIBUTIONS. Dividends and capital gain distributions (if any) are usually paid in October and (if necessary) in December representing all or substantially all of the Fund's net investment income and any net realized capital gains. Income dividends and capital gain distributions paid by the Fund, pursuant to the terms of the Plans, are automatically reinvested on the payment date in whole or fractional Shares of the Fund at net asset value as of the ex-dividend date, unless a Shareholder elects to receive cash. The processing date for the reinvestment of dividends may vary from time to time, and does not affect the amount or value of the Shares acquired.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 in the year such distributions were declared. All dividends and distributions are taxable to Shareholders, whether or not reinvested in Shares of the Fund. The Fund will inform Shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. Investors should note that Planholders generally are considered to be the Shareholders of the Fund for federal tax purposes. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

  INQUIRIES. Shareholder inquiries will be answered promptly. They should be addressed to Franklin Templeton Distributors, Inc., Dealer Main Offices Services, 700 Central Avenue, St. Petersburg, Florida 33701-3628. Transcripts of Shareholder accounts less than three years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. The Fund's total return quotations will not reflect the effect of paying the sales and creation charges associated with the purchase of Shares of the Fund through the Plans; of course, total return quotations would be lower if sales and creation charges were taken into account. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine total return for the Fund, see "Performance Information" in the SAI.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semi-annual reports (containing unaudited financial statements) are sent to Shareholders each year. Additional copies may be obtained, without charge, upon request to the Account Services Department. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

THE FRANKLIN TEMPLETON GROUP

To receive a free brochure and prospectus, which contain more complete information, including charges and expenses on each of the funds listed below, call Franklin Fund Information, toll free, at 1-800-DIAL-BEN (1-800-342-5236) or Templeton Fund Information at 1-800-292-9293. Please read the prospectus carefully before you invest or send money.

TEMPLETON FUNDS

Franklin Templeton Japan Fund

Templeton American Trust

Templeton Americas
Government Securities Fund

Templeton Developing
Markets Trust

Templeton Foreign Fund

Templeton Global
Infrastructure Fund

Templeton Global
Opportunities Trust

Templeton Global Rising
Dividends Fund

Templeton Growth Fund

Templeton Income Fund

Templeton Money Fund

Templeton Real Estate
Securities Fund

Templeton Smaller
Companies Growth Fund

Templeton World Fund


FRANKLIN GROUP
OF FUNDS (R)

FRANKLIN GLOBAL/
INTERNATIONAL FUNDS

Franklin Global Health Care Fund

Franklin Global Government
Income Fund

Franklin Global Utilities Fund

Franklin International Equity Fund

Franklin Pacific Growth Fund


FUNDS SEEKING CAPITAL GROWTH

Franklin California Growth Fund

Franklin DynaTech Fund

Franklin Equity Fund

Franklin Gold Fund

Franklin Growth Fund

Franklin Rising Dividends Fund

Franklin Small Cap Growth Fund


FUNDS SEEKING GROWTH AND
INCOME

Franklin Balance Sheet
Investment Fund

Franklin Convertible
Securities Fund

Franklin Income Fund

Franklin Equity Income Fund

Franklin Utilities Fund


FUNDS SEEKING HIGH CURRENT
INCOME

Franklin's AGE High Income Fund

Franklin Investment Grade
Income Fund

Franklin Premier Return Fund

Franklin U.S. Government
Securities Fund


FUNDS SEEKING TAX-FREE
INCOME

Franklin Federal Tax-Free
Income Fund

Franklin High Yield Tax-Free
Income Fund

Franklin California High Yield
Municipal Fund

Franklin Alabama Tax-Free
Income Fund

Franklin Arizona Tax-Free
Income Fund

Franklin California Tax-Free
Income Fund

Franklin Colorado Tax-Free
Income Fund

Franklin Connecticut Tax-Free
Income Fund

Franklin Florida Tax-Free
Income Fund

Franklin Georgia Tax-Free
Income Fund

Franklin Hawaii Municipal
Bond Fund

Franklin Indiana Tax-Free
Income Fund

Franklin Kentucky Tax-Free
Income Fund

Franklin Louisiana Tax-Free
Income Fund

Franklin Maryland Tax-Free
Income Fund

Franklin Missouri Tax-Free
Income Fund

Franklin New Jersey Tax-Free
Income Fund

Franklin New York Tax-Free
Income Fund

Franklin North Carolina Tax-Free
Income Fund

Franklin Oregon Tax-Free
Income Fund

Franklin Pennsylvania Tax-Free
Income Fund

Franklin Puerto Rico Tax-Free
Income Fund

Franklin Texas Tax-Free
Income Fund

Franklin Virginia Tax-Free
Income Fund

Franklin Washington Municipal
Bond Fund


FUNDS SEEKING TAX-FREE
INCOME THROUGH INSURED
PORTFOLIOS

Franklin Insured Tax-Free
Income Fund

Franklin Arizona Insured Tax-
Free Income Fund

Franklin California Insured Tax-
Free Income Fund

Franklin Florida Insured Tax-
Free Income Fund

Franklin Massachusetts Insured
Tax-Free Income Fund

Franklin Michigan Insured Tax-
Free Income Fund

Franklin Minnesota Insured Tax-
Free Income Fund

Franklin New York Insured Tax-
Free Income Fund

Franklin Ohio Insured Tax-Free
Income Fund


FUNDS SEEKING HIGH CURRENT
INCOME AND STABILITY OF
PRINCIPAL

Franklin Adjustable Rate
Securities Fund

Franklin Adjustable U.S.
Government Securities Fund

Franklin Short-Intermediate U.S.
Government Securities Fund


FUND SEEKING HIGH AFTER-TAX
INCOME FOR CORPORATIONS

Franklin Corporate Qualified
Dividend Fund


MONEY MARKET FUNDS SEEKING
SAFETY OF PRINCIPAL AND INCOME

Franklin Money Fund

Franklin Federal Money Fund

Franklin Tax-Exempt Money
Fund

Franklin California Tax-Exempt
Money Fund

Franklin New York Tax-Exempt
Money Fund

IFT Franklin U.S. Treasury
Money Market Portfolio


FUNDS FOR
NON-U.S. INVESTORS
FRANKLIN PARTNERS FUNDS(R)

Franklin Tax-Advantaged
High Yield Securities Fund

Franklin Tax-Advantaged
International Bond Fund

Franklin Tax-Advantaged U.S.
Government Securities Fund

TEMPLETON CAPITAL ACCUMULATION PLANS

700 Central Avenue
St. Petersburg, Florida 33701-3628
(800) 354-9191
(813) 823-8712

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]



[RECYCLED PAPER LOGO APPEARS HERE]

PRINCIPAL UNDERWRITER:
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
700 Central Avenue
St. Petersburg, Florida 33701-3628
(800) 237-0738

                      [LOGO OF APPLICATION APPEARS HERE]


                           IN ORDER TO ESTABLISH AN
                         ACCOUNT SIMPLY COMPLETE THIS
                       APPLICATION. DETACH AND MAIL IT
                              WITH YOUR CHECK TO:

                     FRANKLIN TEMPLETON DISTRIBUTORS, INC.

          P.O. Box 33031, St. Petersburg, Florida 33733-8031

TEMPLETON CAPITAL ACCUMULATION PLANS                  NEW ACCOUNT APPLICATION.
P.O. Box 33031, St. Petersburg, Florida 33733-8031    For initial investment
                                                      only. Do not use for
                                                      Templeton Prototype Keogh
                                                      or IRA/SEP. Request
                                                      separate application.
--------------------------------------------------------------------------------

New Account #____________________

Monthly Unit       $_____________

Total Plan Amount  $_____________

Initial Investment $_____________


The objective in purchasing this plan is _______________________________________

                                                 Special Pricing Breakpoint
                                                        (Dealer Use)
                                                 --------------------------
Special pricing applicable? [_] Yes [_] No
                                                 --------------------------

List all associated account numbers and monthly amounts.

______________________________________________    $_____________________________
______________________________________________    $_____________________________
______________________________________________    $_____________________________
______________________________________________    $_____________________________

--------------------------------------------------------------------------------
REGISTRATION--Please Print or Type

Individual Joint Tenant

Gifts/Transfers to Minors


Register Plan as Follows

_____________________________________________________    _______________________
First Name        Middle Initial         Last Name       Social Security Number

_____________________________________________________    _______________________
First Name        Middle Initial         Last Name       Social Security Number

_____________________________________________________
Custodian's Name

_____________________________________________________    _______________________
Minor's Name                                             Social Security Number

under the ____________________________  Uniform Gifts/Transfers to Minors Act
                     State

--------------------------------------------------------------------------------

Corporation, Trusts or Other Fiduciaries

                                                              -
_____________________________________________________    _____ _________________
Name of Corporation or Trustee(s)                        Taxpayer Identification
                                                                  Number

                                                                -       -
_____________________________________________________    _______ _______ _______
Name of Trust                                                 Date of Trust

_____________________________________________________
Name of Beneficiary (if to be included in registration)

--------------------------------------------------------------------------------

Address, Citizenship & Occupation

______________________________________  ________________________________________
Street or P.O. Box                      Occupation (If Military, Rank & Service)

___________________ _____ ____________  ________________________________________
City                State ZIP           Name of Employer

         -   -         -    -
_________ ___ ____ ____ ____ _________  ________________________________________
Telephone          Birth Date           Street or P.O. Box

                                        _________________________ _____ ________
Citizen of the U.S.  [_] Yes  [_] No    City                      State Zip

______________________________________  ________________________________________
If no, Country of Residence             Citizen(s) of
(Please attach form(s) W-8)

--------------------------------------------------------------------------------
I am an associated person of an NASD member firm. [_] Yes [_] No
If yes, name of NASD member firm _______________________________________________
--------------------------------------------------------------------------------
The undersigned warrant(s) that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this application, and have received a current prospectus for the Fund. I (we) understand the Fund's investment objectives and policies and have determined that the Plan is a suitable investment based upon my (our) investment needs and financial situation.
   Under Internal Revenue Service (IRS) regulations, I (we) am (are) required to have the following certification: Under the penalties of perjury, I (we) certify that:
       (1) The number shown above is my (our) correct social security/taxpayer identification number, and
       (2)  I (we) am (are) not subject to backup withholding either because:
            (a) I (we) am (are) exempt from backup withholding, or (b) I (we) have not been notified by the IRS that I (we) am (are) subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me (us) that I (we) am
            (are) no longer subject to backup withholding.
   CERTIFICATION INSTRUCTIONS--You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

Date ______/____/______

Signature of Owner X________________  Signature of Joint Owner X________________

--------------------------------------------------------------------------------
A Preauthorized Check Application is completed on the reverse [_] Yes [_] No

Monthly payment date [_] 1st [_] 5th [_] 15th [_] 20th

Check box for Government Allotment [_]

Make Checks Payable To: Franklin/Templeton Distributors, Inc.
--------------------------------------------------------------------------------
MAIL APPLICATION AND INITIAL INVESTMENT TO
Franklin/Templeton Distributors, Inc.
P.O. Box 33031
St. Petersburg, FL 33733-8031
--------------------------------------------------------------------------------
DEALER INFORMATION

Branch Office (if applicable) ____________________ Dealer Number ______________

Firm Name _____________________________________________________________________

Firm Address __________________________________________________________________

Authorized Signature of Dealer X_______________________________________________

REPRESENTATIVE INFORMATION

Representative's name (print) _________________________________________________
                                                                         Number

Street_________________________________________________________________________

City__________________________________________ State_________ ZIP______________

Representative's signature X___________________________________________________

--------------------------------------------------------------------------------
     Please see the reverse side for the Automatic Investment Plan option

-------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
-------------------------------------------------------------------------------
IMPORTANT: Attach an unsigned, voided check (for checking accounts) or a savings account deposit slip here, and complete the information below.

  I would like to establish an Automatic Investment Plan as described in the Prospectus. I agree to reimburse Templeton Funds Trust Company and/or Franklin Templeton Distributors, Inc. for any expenses or losses that they may incur in connection with my plan, including any caused by my bank's failure to act in accordance with my request. If my bank makes any erroneous payment or fails to make a payment after shares are purchased on my behalf, any such purchase may be cancelled and I hereby authorize redemptions and/or deductions from my account for that purpose.

  Debit my bank account monthly $______________ on or about the [_] 1st
[_] 5th [_] 15th or [_] 20th day ("collection date") of ____________________,
                                                               (month)
to be invested in (name of fund) __________________ account number
(if known) ___________________

-------------------------------------------------------------------------------
INSTRUCTIONS TO BANK--AUTOMATIC INVESTMENT PLAN AUTHORIZATION
-------------------------------------------------------------------------------
To:
    ----------------------------------------- ---------------------------------
              Name of your bank                          ABA number

 -------------------------------------- --------------------  --------  -------
             Street address                     City           State      Zip

  I authorize you to charge my checking/savings account and to make payment to Franklin Templeton Distributors, Inc. ("FTD"), upon instructions from FTD. I agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me. This authority shall remain in effect until you receive written notice from me changing its terms or revoking it. Until you actually receive such notice, I agree that you shall be fully protected in paying any charge under this authority. I further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

X
------------------------------------------------------------------- -----------
           Signature(s) EXACTLY as shown on bank records               Date

--------------------------------------------------------- ---------------------
                      Print name(s)                          Account number

--------------------------------------- --------------------  --------  -------
          Your street address                   City           State      Zip

                                                             TCAP APP 1/96

                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

        THIS STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 1996,
                              IS NOT A PROSPECTUS.
                     IT SHOULD BE READ IN CONJUNCTION WITH
           THE PROSPECTUS OF TEMPLETON CAPITAL ACCUMULATOR FUND, INC.

              DATED JANUARY 1, 1996, AS AMENDED FROM TIME TO TIME,
                    WHICH CAN BE OBTAINED WITHOUT COST UPON

                     REQUEST TO THE PRINCIPAL UNDERWRITER,
                     FRANKLIN TEMPLETON DISTRIBUTORS, INC.
                       700 CENTRAL AVENUE, P.O. BOX 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                       TOLL FREE TELEPHONE: 800/DIAL BEN

                               TABLE OF CONTENTS


General Information and History.......................1
Investment Objective and Policies.....................1

 -Investment Policies.................................1
 -Repurchase Agreements...............................2
 -Loans of Portfolio Securities.......................2
 -Debt Securities.....................................2
 -Structured Investments..............................4
 -Futures Contracts...................................5
 -Stock Index Options.................................7
 -Foreign Currency Hedging

   Transactions.......................................8
 -Investment Restrictions.............................9
 -Risk Factors.......................................11
 -Trading Policies...................................17
 -Personal Securities Transactions...................17
Management of the Fund...............................18
Director Compensation................................23
Principal Shareholders...............................24
Investment Management and Other Services.............24

 -Investment Management Agreement....................24
 -Management Fees....................................26
 -Templeton Investment Counsel, Inc..................26
 -Business Manager...................................26
 -Custodian and Transfer Agent.......................28
 -Legal Counsel......................................28
 -Independent Accountants............................28
 -Reports to Shareholders............................29
Brokerage Allocation.................................29
Purchase, Redemption and Pricing

  of Shares..........................................32
 -Ownership and Authority Disputes...................33
 -Redemptions in Kind................................33

Tax Status...........................................34
Principal Underwriter................................39
Description of Shares................................40
Performance Information..............................40
Financial Statements.................................44


                        GENERAL INFORMATION AND HISTORY

         Templeton Capital Accumulator Fund, Inc. (the "Fund") was incorporated in Maryland on October 26, 1990 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company.

                       INVESTMENT OBJECTIVE AND POLICIES

         INVESTMENT POLICIES. The Fund's investment objective and policies are described in the Prospectus under the heading "General Description -- Investment Objective and Policies." The Fund may invest for defensive purposes in commercial paper which, at the date of investment, must be rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, be issued by a company which, at the date of investment, has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Templeton Investment Counsel, Inc. (the "Investment Manager") will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Directors, I.E., banks or broker-dealers which have been determined by the Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral
(consisting  of  any  combination  of  cash,  U.S.   Government   securities  or
irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

         DEBT SECURITIES. The Fund may invest in debt securities which are rated no lower than Caa by Moody's or CCC by S&P or deemed to be of comparable quality by the Investment Manager. As an operating policy, the Fund will not invest more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

         Higher yielding corporate debt securities are ordinarily unrated or in the lower rating categories of recognized rating agencies (that is, ratings of Baa or lower by Moody's or BBB or lower by S&P) and are generally considered to be predominantly speculative and, therefore, may involve greater volatility of price and risk of loss of principal and income (including the possibility of default or bankruptcy of issuers of such securities) than securities in the higher rating categories. A debt security rated Caa by Moody's is of poor standing. Such a security may be in default or there may be present elements of danger with respect to principal and interest. A debt security rated CCC by S&P is regarded, on balance, as speculative. Such a security will have some quality and protective characteristics, but these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

         The Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment, the Fund must distribute substantially all of its income to Shareholders (see "Tax Status"). Thus, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, so that it may satisfy the distribution requirement.

         Recent legislation, which requires federally insured savings and loan associations to divest their investments in low rated debt securities, may have a material adverse effect on the Fund's net asset value and investment practices.


         STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities
("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

         The Fund is permitted to invest in a class of Structured
Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured

Investments  typically  have  higher  yields  and  present  greater  risks  than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.



         FUTURES CONTRACTS. The Fund's investment policies also permit it to buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the Investment Manager's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Manager's judgment in this respect will be correct.

         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's 500 Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

         During or in anticipation of a period of market appreciation, the Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which the Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

         During or in anticipation of a period of market decline, the Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that the Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

         Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

         At the time the Fund purchases a stock index futures contract, an amount of cash, U.S. Government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with the Fund's custodian. When selling a stock index futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         STOCK INDEX OPTIONS. The Fund may purchase and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. An option on a securities index is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option, cash equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain indicators.

         The Fund may write call options and put options only if they are "covered." A call option on an index is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian. A put option on an index is covered if the Fund maintains cash or cash equivalents equal to the exercise price in a segregated account with its custodian. A put option is also covered if the Fund holds a put on the same index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.

         If an option written by the Fund expires, the Fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund will realize a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as "cross-hedging." Because in connection with the Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

         The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter.

         The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Investment Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

         INVESTMENT RESTRICTIONS. The Fund has imposed upon itself certain investment restrictions, which together with the investment objective, are fundamental policies. No changes in the Fund's investment objective or investment restrictions can be made without approval of the Shareholders. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (1) 67% or more of the Shares present at a Shareholders' meeting at which more than 50% of the outstanding Shares are present or represented by proxy or (2) more than 50% of the outstanding Shares of the Fund.

         In accordance with these restrictions, the Fund will not:

         1. Invest in real estate or mortgages on real estate (although the Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; purchase or sell commodity contracts (except forward contracts and futures contracts as described in the Fund's Prospectus); or invest in other open-end investment companies.

         2. Purchase or retain securities of any company in which Directors or Officers of the Fund or of its Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Invest more than 5% of its total assets in the securities of any one issuer (exclusive of U.S.
                  Government securities).

         4. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

         5. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but the Fund may make margin payments in connection with futures contracts, forward contracts and options on securities indices and foreign currencies).

         6. Loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Fund may enter into repurchase agreements and lend its portfolio securities.

         7. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets; or pledge, mortgage, or hypothecate its assets for any purpose other than to secure such borrowings, and then only up to such extent not exceeding 10% of the value of its total assets as the Board of Directors may by resolution approve.1 (For the purposes of this investment restriction, collateral arrangements with respect to margin for a futures contract or a forward contract are not deemed to be a pledge of assets.)

         8. Invest more than 5% of the value of the Fund's total assets in securities of issuers which have been in continuous operation less than three years.
--------
                  1 As an operating policy approved by the Board of Directors, the Fund will not pledge, mortgage or hypothecate its assets to the extent that at any time the percentage of pledged assets plus the sales commission will exceed 10% of the Offering Price of the Shares of the Fund.

         9. Invest more than 5% of the Fund's total assets in warrants, whether or not listed on the New York or American Stock Exchanges, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this investment restriction. This investment restriction does not apply to options on securities indices.

         10. Invest more than 15% of the Fund's total assets in securities of foreign issuers that are not listed on a recognized United States or foreign securities exchange, including no more than 10% of its total assets in restricted securities, securities that are not readily marketable, repurchase agreements having more than seven days to maturity, and over-the-counter options purchased by the Fund. Assets used as cover for over-the-counter options written by the Fund are considered not readily marketable.

         11. Invest more than 25% of the Fund's total assets in a single industry.

         12. Invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement.
         13. Participate on a joint or a joint and several basis in any trading account in securities. (See "Investment Objective and Policies -- Trading Policies" as to transactions in the same securities for the Fund and other mutual funds with the same or affiliated advisers.)

         Whenever any investment policy or investment restriction states a maximum percentage of the Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. Assets are calculated as described in the Prospectus under the heading "How to Buy Shares of the Fund." Nothing in the investment policies or investment restrictions (except Investment Restrictions 10 and 11) shall be deemed to prohibit the Fund from purchasing securities pursuant to subscription rights distributed to the Fund by any issuer of securities held at the time in its portfolio (as long as such purchase is not contrary to the Fund's status as a diversified investment company under the 1940 Act).

         RISK FACTORS. The Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Investments in unlisted foreign securities raise liquidity concerns, and the Board of Directors of the Fund (or the Investment Manager under the supervision of the Board of Directors) will monitor, on a continuing basis, the status of the Fund's positions (and any anticipated positions) in these securities in light of the Fund's restriction against investments in illiquid securities exceeding 10% of its total net assets. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.


         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (5) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (6) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.


         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund Shareholders.


         Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by the Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the Fund to lose its registration through fraud, negligence or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager.

Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

         The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could affect investments in securities of issuers in those nations.

         The  Fund  may  be  affected   either   unfavorably   or  favorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Through the Fund's flexible policy, the Investment
 Manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Fund's investments.


         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services -- Custodian and Transfer Agent"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

         There are additional risks involved in stock index futures transactions. These risks relate to the Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. The Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by the Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

         There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by the Fund, it would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the

Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.


         TRADING POLICIES. The Investment Manager and its affiliated companies serve as investment manager to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions may be negotiated below those otherwise chargeable.


         Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

         PERSONAL SECURITIES TRANSACTIONS. Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a Compliance Officer and must be completed within 24 hours after this clearance;
(2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

                             MANAGEMENT OF THE FUND

         The name, address, principal occupation during the past five years and other information with respect to each of the Directors and Principal Executive Officers of the Fund are as follows:

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH FUND                                    DURING PAST FIVE YEARS


HARRIS J. ASHTON
Metro Center
1 Station Place
Stamford, Connecticut
  Director

Chairman of the Board, president and
chief executive officer of General Host
Corporation (nursery and craft centers);
and a director of RBC Holdings (U.S.A.)
Inc. (a bank holding company) and Bar-S
Foods. Age 63.


NICHOLAS F. BRADY*
The Bullitt House
102 East Dover Street
Easton, Maryland
  Director

Chairman of Templeton Emerging Markets Investment Trust PLC; chairman of Templeton Latin America Investment Trust PLC; chairman of Darby Overseas Investments, Ltd. (an investment firm), (1994-present); director of the Amerada Hess Corporation, Capital Cities/ABC, Inc., Christiana Companies, and the H.J. Heinz Company; Secretary of the United States Department of the Treasury (1988-January 1993); and chairman of the board of Dillion, Read & Co. Inc. (investment banking) prior thereto. Age 65.



F. BRUCE CLARKE
19 Vista View Blvd.
Thornhill, Ontario
  Director
Retired; formerly, credit adviser for

National Bank of Canada, Toronto. Age
85.


HASSO-G VON DIERGARDT-
NAGLO
R.R. 3
Stouffville, Ontario
  Director

Farmer; and president of Clairhaven
Investments, Ltd. and other private
investment companies. Age 79.



S. JOSEPH FORTUNATO

200 Campus Drive
Florham Park, New Jersey

  Director

Member of the law firm of Pitney, Hardin, Kipp & Szuch; and a director of General Host Corporation. Age 63.

JOHN Wm. GALBRAITH
360 Central Avenue
Suite 1300
St. Petersburg, Florida
  Director
President of Galbraith Properties, Inc.
(personal investment company); director
of Gulfwest Banks, Inc. (bank holding
company) (1995-present) and Mercantile
Bank (1991-present); vice chairman of
Templeton, Galbraith & Hansberger Ltd.
(1986-1992); and chairman of Templeton
Funds Management, Inc. (1974-1991). Age
74.



ANDREW H. HINES, JR.
150 2nd Avenue N.
St. Petersburg, Florida
  Director

Consultant for the Triangle Consulting Group; chairman of the board and chief executive officer of Florida Progress Corporation (1982-February 1990) and director of various of its subsidiaries; chairman and director of Precise Power Corporation; executive-in-residence of Eckerd College (1991-present); and a director of Checkers Drive-In Restaurants, Inc. Age 72.








CHARLES B. JOHNSON*
777 Mariners Island Blvd.
San Mateo, California
  Chairman of the Board
  and Vice President

President, chief executive officer, and director of Franklin Resources, Inc.; chairman of the board and director of Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; director of Franklin Administrative Services, Inc., General Host Corporation, and Templeton Global Investors, Inc.; and officer and director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin and of 55 of the investment companies in the Franklin Templeton Group. Age 62.


CHARLES E. JOHNSON*
500 East Broward Blvd.
Fort Lauderdale, Florida
  Director

Senior vice president and director of Franklin Resources, Inc.; senior vice president of Franklin Templeton Distributors, Inc.; president and director of Franklin Institutional Service Corporation and Templeton Worldwide, Inc.; chairman of the board of Templeton Investment Counsel, Inc.; vice president and/or director, as the case may be, for some of the subsidiaries of Franklin Resources, Inc.; and an officer and/or director or trustee, as the case may be, of 24 the investment companies in the Franklin Templeton Group. Age 39.


BETTY P. KRAHMER
2201 Kentmere Parkway
Wilmington, Delaware
  Director

Director or trustee of various civic
associations; formerly, economic
analyst, U.S. Government. Age 66.


GORDON S. MACKLIN
8212 Burning Tree Road
Bethesda, Maryland
  Director
Chairman of White River Corporation (information services); director of Fund America Enterprises Holdings, Inc., Lockheed Martin Corporation, MCI Communications Corporation, Fusion Systems Corporation, Infovest Corporation, and Medimmune, Inc.; and formerly held the following positions: chairman of Hambrecht and Quist Group; director of H&Q Healthcare Investors;

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH FUND                                    DURING PAST FIVE YEARS


and president of the National
Association of Securities Dealers, Inc.

Age 67.


FRED R. MILLSAPS
2665 NE 37th Drive
Fort Lauderdale, Florida
  Director

Manager of personal investments (1978- present); chairman and chief executive officer of Landmark Banking Corporation (1969-1978); financial vice president of Florida Power and Light (1965-1969); vice president of The Federal Reserve Bank of Atlanta (1958-1965); and a director of various other business and nonprofit organizations. Age 66.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH FUND                                    DURING PAST FIVE YEARS


GARY P. MOTYL
500 East Broward Blvd.
Fort Lauderdale, Florida
  President

Senior vice president and director of Templeton Investment Counsel, Inc.; director of Templeton Global Investors, Inc.; and president or vice president of other Templeton Funds. Age 43.


MARK G. HOLOWESKO
Lyford Cay
Nassau, Bahamas

  Vice President
President and director of Templeton,
Galbraith & Hansberger Ltd.; director of global equity research for Templeton
Worldwide, Inc.; president or vice
president of the Templeton Funds;
formerly, investment administrator, Roy
West Trust Corporation (Bahamas) (1984-
1985). Age 35.
MARTIN L. FLANAGAN
777 Mariners Island
Blvd.
San Mateo, California
  Vice President Senior vice president, treasurer and chief financial officer of Franklin Resources, Inc.; director and executive vice president of Templeton
Investment Counsel, Inc.; director, president and chief executive officer of Templeton Global Investors, Inc.; director or trustee, president or vice president of various Templeton Funds; accountant, Arthur Andersen & Company (1982-1983); and a member of the International Society of Financial Analysts and the American Institute of Certified Public Accountants. Age 35.


JOHN R. KAY
500 East Broward Blvd.
Fort Lauderdale, Florida
  Vice President

Vice president of the Templeton Funds; vice president and treasurer of Templeton Global Investors, Inc. and Templeton Worldwide, Inc.; assistant vice president of Franklin Templeton Distributors, Inc.; formerly, vice president and controller, the Keystone Group, Inc. Age 55.

THOMAS M. MISTELE
700 Central Avenue
St. Petersburg, Florida
  Secretary

Senior vice president of Templeton Global Investors, Inc.; vice president of Franklin Templeton Distributors, Inc.; secretary of the Templeton Funds; formerly, attorney, Dechert Price & Rhoads (1985-1988) and Freehill, Hollingdale & Page (1988); and judicial clerk, U.S. District Court (Eastern District of Virginia) (1984-1985). Age 42.


JAMES R. BAIO
500 East Broward Blvd.
Fort Lauderdale, Florida
  Treasurer

Certified public accountant; treasurer of the Templeton Funds; senior vice president of Templeton Worldwide, Inc., Templeton Global Investors, Inc., and Templeton Funds Trust Company; formerly, senior tax manager, Ernst & Young (certified public accountants) (1977- 1989). Age 41.






JEFFREY L. STEELE
1500 K Street, N.W.
Washington, D.C.

  Assistant Secretary
Partner, Dechert Price & Rhoads. Age 50.




* These are Directors who are "interested persons" of the Fund as that term is defined in the 1940 Act. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February, 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and

         Templeton, Galbraith & Hansberger, Ltd. are limited partners of Darby Emerging Markets Fund, L.P.

         There are no family relationships between any of the Directors, except that Mr. Charles B. Johnson is the father of Mr. Charles E. Johnson.

                             DIRECTOR COMPENSATION

         All of the Fund's Officers and Directors also hold positions with other investment companies in the Franklin Templeton Group. No compensation is paid by the Fund to any officer or Director who is an officer, trustee or employee of the Investment Manager or its affiliates. Each Templeton Fund pays its independent directors and trustees and Mr. Brady an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, the Fund currently pays the independent Directors and Mr. Brady an annual retainer of $1,000 and a fee of $100 per meeting attended of the Board and its Committees. The independent Directors and Mr. Brady are reimbursed for any expenses incurred in attending meetings, paid pro rata by each Franklin Templeton Fund in which they serve. No pension or retirement benefits are accrued as part of Fund expenses.

         The following table shows the total compensation paid to the Directors by the Fund and by all investment companies in the Franklin Templeton Group:


                                                                     Number of          Total Compensation
                                     Aggregate                Franklin Templeton         from  ll Funds in
Name of                             Compensation              Fund Boards on which       Franklin Templeton
DIRECTOR                            FROM THE FUND*               DIRECTOR SERVES                GROUP**

Harris J. Ashton                      $ 900                        57                       $327,925
Nicholas F. Brady                     $ 900                        24                       $ 98,225
F. Bruce Clarke                       $1,400                       20                       $ 83,350
Hasso-G von Diergardt-Naglo            $ 900                       20                       $ 77,350
S. Joseph Fortunato                    $ 900                       59                       $344,745
John Wm. Galbraith                     $ 350                       23                       $ 70,100
Andrew H. Hines, Jr.                  $1,400                       24                       $106,325
Betty P. Krahmer                       $ 900                       24                       $ 93,475
Gordon S. Macklin                      $ 900                       54                       $321,525
Fred R. Millsaps                      $1,400                       24                       $104,325



                                                     - 22 -





---------------


*        For the fiscal year ended August 31, 1995.
**       For the calendar year ended December 31, 1995.


                             PRINCIPAL SHAREHOLDERS


         As of December 1, 1995 there were 4,591,146 Shares of the Fund outstanding. As of that date, no Shares were owned beneficially by any Directors or Officers of the Fund. As of December 1, 1995, to the knowledge of management, no person owned beneficially or of record 5% or more of the Fund's outstanding Shares.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES


         INVESTMENT MANAGEMENT AGREEMENT. The Investment Manager of the Fund is Templeton Investment Counsel, Inc. a Florida corporation with offices in Fort Lauderdale, Florida. On October 30, 1992, the Investment Manager assumed the investment management duties of Templeton, Galbraith & Hansberger Ltd. ("TGH"), a Cayman Islands corporation, with respect to the Fund in connection with the merger of the business of TGH with that of Franklin Resources, Inc. ("Franklin"). The Investment Management Agreement, dated October 30, 1992, amended and restated December 6, 1994 and May 25, 1995 was approved by Shareholders of the Fund on October 30, 1992, was last approved by the Board of Directors, including a majority of the Directors who were not parties to the Agreement or interested persons of any such party, at a meeting on December 5, 1995, and will continue through December 31, 1996. The Investment Management Agreement continues from year to year, subject to approval annually by the Board of Directors or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Directors who are not parties to the Investment Management Agreement or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.


         The Investment Management Agreement requires the Investment Manager to manage the investment and reinvestment of the Fund's assets. The Investment Manager is not required to furnish any personnel, overhead items or facilities for the Fund, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies.

         The Investment Management Agreement provides that the Investment Manager will select brokers and dealers for execution of the Fund's portfolio transactions consistent with the Fund's brokerage policy (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policy incidentally may help reduce the expenses of, or otherwise benefit, the Investment Manager and other investment advisory clients of the Investment Manager and of its affiliates, as well as the Fund, the value of such services is indeterminable and the Investment Manager's fee is not reduced by any offset arrangement by reason thereof.


         When the Investment Manager determines to buy or sell the same securities for the Fund that the Investment Manager or certain of its affiliates have selected for one or more of the Investment Manager's other clients or for clients of its affiliates, the orders for all such securities trades may be placed for execution by methods determined by the Investment Manager, with approval by the Fund's Board of Directors, to be impartial and fair, in order to seek good results for all parties (see "Investment Objective and Policies -- Trading Policies"). Records of securities transactions of persons who know when orders are placed by the Fund are available for inspection at least four times annually by the Compliance Officer of the Fund so that the non-interested Directors (as defined in the 1940 Act) can be satisfied that the procedures are generally fair and equitable for all parties.

         The Investment Manager also provides management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Manager may give advice and take action with respect to any of the other funds and accounts its manages, or for its own account, which may differ from action taken by the Investment
Manager on behalf of the Fund. Similarly, with respect to the Fund, the Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase and sell for its or their own account or for the accounts of any other fund or account. Furthermore, the Investment Manager is not obligated to refrain from investing in securities held by the Fund or other funds or accounts which it manages or administers. Any transactions for the accounts of the Investment Manager and other access persons will be made in compliance with the Fund's Code of Ethics as described in the section "Investment Objectives and Policies--Personal Securities Transactions."


         The Investment Management Agreement further provides that the Investment Manager shall have no liability to the Fund or any Shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment Manager of its duties under the Investment Management Agreement, or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of the Fund's assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part or reckless disregard of its duties under the Investment Management Agreement. The Investment Management Agreement will terminate automatically in the event of its assignment, and may be terminated by the Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Directors of the Fund in office at the time or by vote of a majority of the outstanding Shares of the Fund (as defined in the 1940 Act).


         MANAGEMENT FEES. For its services, the Fund pays the Investment Manager a monthly fee equal on an annual basis to 0.75% of its average daily net assets during the year. During the fiscal years ended August 31, 1995, 1994 and 1993 the Investment Manager received from the Fund under the Investment Management Agreement fees of $378,859, $208,441, and $92,387, respectively. The Investment Manager will comply with any applicable state regulations which may require the Investment Manager to make reimbursements to the Fund in the event that the Fund's aggregate operating expenses, including the management fee, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, are in excess of specific applicable limitations. The strictest rule currently applicable to the Fund is 2.5% of the first $30,000,000 of net assets, 2% of the next $70,000,000 of net assets and 1.5% of the remainder.


         TEMPLETON INVESTMENT COUNSEL, INC. The Investment Manager is an indirect wholly owned subsidiary of Franklin, a publicly traded company whose shares are listed on the NYSE. Charles B. Johnson (a Director and officer of the Fund) and Rupert H.
Johnson, Jr. are principal shareholders of Franklin and own, respectively, approximately 20% and 16% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H. Johnson, Jr.
are brothers.

         BUSINESS MANAGER. Templeton Global Investors, Inc., performs certain administrative functions for the Fund including:

         o providing office space, telephone, office equipment and supplies for the Fund;

         o paying compensation of the Fund's officers for services rendered as such;

         o authorizing expenditures and approving bills for payment on behalf of the Fund;

         o supervising preparation of annual and semiannual reports to Shareholders, notices of dividends, capital gain distributions and tax credits, and attending to correspondence and other communications with individual Shareholders;

         o supervising publication of daily quotations of the bid and asked prices of the Fund's Shares, earnings reports and other financial data;

         o daily pricing of the Fund's investment portfolio and preparing and monitoring relationships with organizations serving the Fund, including the Custodian and printers;

         o         providing trading desk facilities for the Fund;

         o        supervising   compliance  by  the  Fund  with   record-keeping
                  requirements under the 1940 Act, regulations thereunder and with state regulatory requirements; maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent); and preparing and filing tax reports other than the Fund's income tax returns; and

         o providing executive, clerical and secretarial help needed to carry out these responsibilities.

         For its services, the Business Manager receives a monthly fee equal on an annual basis to 0.15% of the first $200,000,000 of the Fund's average daily net assets, reduced to 0.135% annually of the Fund's net assets in excess of $200,000,000, further reduced to 0.1% annually of such net assets in excess of $700,000,000, and further reduced to a fee of 0.075% annually of such net assets in excess of $1,200,000,000. Since the Business Manager's fee covers services often provided by investment advisers to other funds, the Fund's combined expenses for advisory and administrative services may be higher than those of other investment companies.


         During the fiscal years ended August 31, 1995, 1994, and 1993, the Business Manager (and, prior to April 1, 1993, Templeton Funds Management, Inc., the previous business manager) received business management fees of $75,773, $41,690, and $18,477, respectively. The Business Manager has voluntarily agreed to temporarily waive all or a portion of its Business Management fee and reimburse the Fund for other operating expenses such that the Fund's operating expenses will not exceed 1.00%.

         The Business Manager is relieved of liability to the Fund for any act or omission in the course of its performance under the Business Management Agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Agreement. The Business Management Agreement may be terminated by the Fund at any time on 60 days' written notice without payment of penalty provided that such termination by the Fund shall be directed or approved by vote of a majority of the Directors of the Fund in office at the time or by vote of the holders of a majority of the outstanding voting securities of the Fund (as defined by the 1940 Act), and shall terminate automatically and immediately in the event of its assignment.

         Templeton Global Investors, Inc. is an indirect wholly owned subsidiary of Franklin.

         CUSTODIAN AND TRANSFER AGENT. The Chase Manhattan Bank, N.A. serves as Custodian of the Fund's assets, which are maintained at the custodian's principal office, MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Directors pursuant to Rule 17f-5 under the 1940 Act. The Custodian, its branches and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         Franklin Templeton Investor Services, Inc. serves as the Fund's Transfer Agent. Services performed by the Transfer Agent include processing purchase and redemption orders; making dividend payments, capital gain distributions and reinvestments; and handling all routine communications with Shareholders. The Transfer Agent receives from the Fund an annual fee of $13.74 per Shareholder account plus out-of-pocket expenses. These fees are adjusted each year to reflect changes in the Department of Labor Consumer Price Index.

         LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is legal counsel for the Fund.

         INDEPENDENT ACCOUNTANTS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serve as independent accountants for the Fund. Their audit services comprise examination of the Fund's financial statements and review of the

Fund's filings with the Securities and Exchange Commission ("SEC") and the Internal Revenue Service ("IRS").


         REPORTS TO SHAREHOLDERS. The Fund's fiscal year ends on August 31. Shareholders are provided at least semiannually with reports showing the Fund's portfolio and other information, including an annual report with financial statements audited by independent accountants. Shareholders who would like receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.


                              BROKERAGE ALLOCATION

         The Investment Management Agreement provides that the Investment Manager is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Fund's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith. It is not the duty of the Investment Manager, nor does it have any obligation, to provide a trading desk for the Fund's portfolio transactions.

         All decisions and placements are made in accordance with the following principles:

         1. Purchase and sale orders will usually be placed with brokers who are selected by the Investment Manager as able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Manager and the Fund in determining the overall reasonableness of brokerage commissions.

         2. In selecting brokers for portfolio transactions, the Investment Manager takes into account their past
                  experience   as  to  brokers   qualified   to  achieve   "best
                  execution," including brokers who specialize in any foreign securities held by the Fund.

         3. The Investment Manager is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), for the Fund and/or other accounts, if any, for which the Investment Manager exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act), and, as to transactions as to which fixed minimum commission rates are not applicable, to cause the Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Fund and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, the Investment Manager is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting either of said services. In demonstrating that such determinations were made in good faith, the Investment Manager shall be prepared to show that all commissions were allocated and paid for purposes contemplated by the Fund's brokerage policy; that commissions were recommended or paid only for products or services which provide lawful and appropriate assistance to the Investment Manager in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Fund's policies that (a) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to the Fund to obtain a favorable price than to pay the lowest commission; and (b) the quality, comprehensiveness and frequency of research studies which are provided for the Fund and the Investment Manager are useful to the

                  Investment Manager in performing its advisory services under its Investment Management Agreement with the Fund. Research services provided by brokers to the Investment Manager are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Manager under its Investment Management Agreement. Research furnished by brokers through whom the Fund effects securities transactions may be used by the Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for the Fund. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in the Fund's portfolio.

         4. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal, except where, in the judgment of the Investment Manager, better prices and execution may be obtained on a commission basis or from other sources.

         5. Sales of Templeton Capital Accumulation Plans (the "Plans"), and thus sales of Fund Shares (which shall be deemed to also include shares of other investment companies registered under the 1940 Act which have either the same investment manager or an investment manager affiliated with the Fund's Investment Manager), made by a broker are one factor among others to be taken into account in recommending and in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of the Fund to that broker; provided that the broker shall furnish "best execution" as defined in paragraph 1 above, and that such allocation shall be within the scope of the Fund's policies as stated above; and provided further, that in every allocation made to a broker in which the sale of Shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker beyond a reasonable commission or other compensation determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of Shares.

         Insofar as known to management, no Director or officer of the Fund, nor the Investment Manager or Principal Underwriter or any person affiliated with either of them, has any material direct or indirect interest in any broker employed by or on behalf of the Fund. Franklin Templeton Distributors, Inc., the Principal Underwriter for the Fund, is a registered broker-dealer but has never executed any purchase or sale transactions for the Fund's portfolio or participated in commissions on any such transactions, and it has no intention of doing so in the future. During the fiscal years ended August 31, 1995, 1994, and 1993, the Fund paid a total of $124,082, $62,000, and $46,000, respectively, in brokerage commissions. All portfolio transactions are allocated to broker-dealers only when their prices and execution, in the good faith judgment of the Investment Manager, are equal to the best available within the scope of the Fund's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         The Fund has entered into an agreement with Franklin Templeton Distributors, Inc. ("FTD"), under which the Fund will issue Shares at net asset value to Templeton Funds Trust Company ("TFTC") as custodian for the unit investment trust entitled "Templeton Capital Accumulation Plans." The Fund will not offer its Shares publicly except through the Plans. Except in cases where Planholders have liquidated their Plans and received Fund Shares in distribution as a result of the liquidation privilege under a Plan, it is not generally contemplated that any person, other than TFTC, as custodian, will directly hold any Shares of the Fund. The terms of the offering of the Plans are contained in the prospectus for the Plans.

         Other funds advised by the Investment Manager, including those having capital growth as an objective, are currently being offered with a sales charge that, when compared to the early years of a Plan, would be less than the sales and creation charges for the Plans. Investors wishing information on any of these funds may contact FTD at the address shown on the cover.

         The Prospectus describes the manner in which the Fund's Shares may be redeemed by investors who hold Shares directly.
See "How to Sell Shares of the Fund."

         Shares of the Fund are sold to the Plans at net asset value and delivered directly to the Plans' custodian. Net asset value per Share is determined as of the scheduled closing of the NYSE (generally 4:00 p.m., New York time), every Monday through Friday (exclusive of national business holidays). The Fund's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The Fund calculates net asset value per Share, and therefore effects sales and redemptions of its Shares, as of the close of the NYSE once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and, if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Directors.

         The Board of Directors may establish procedures under which the Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the NYSE is closed other than for customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) an emergency exists as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the holders of the Fund's Shares.

         OWNERSHIP AND AUTHORITY DISPUTES. In the event of disputes involving multiple claims of ownership or authority to control a Shareholder's account, the Fund has the right (but has no obligation) to: (1) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; or (2) interplead disputed funds or accounts with a court of competent jurisdiction. Moreover, the Fund may surrender ownership of all or a portion of an account to the IRS in response to a Notice of Levy.


         REDEMPTIONS IN KIND. Redemption proceeds are normally paid in cash, however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with rules of the SEC. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets value. If Shares are redeemed in kind, the redeeming Shareholder might incur brokerage costs in converting the assets into cash. A Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.


                                   TAX STATUS

         The Fund intends normally to pay a dividend at least once annually representing substantially all of its net investment income and to distribute at least annually any realized net capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund intends to qualify as a regulated investment company under the Code. The status of the Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, the Fund generally will be relieved of liability for United States Federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

         For Federal tax purposes, Planholders will be regarded as Shareholders of the Fund. Frequently, state and local taxes follow Federal tax laws; accordingly, Planholders in such states and localities will likewise be taxable under state and local tax laws as if they were Shareholders of the Fund. However, since state and local tax laws may vary, Planholders should consult their tax advisers about questions relating to their tax treatment as participants in the Plans.

         Dividends representing net investment income and net short-term capital gains (the excess of net short-term capital gains over net long-term capital losses) are taxable to Shareholders as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions from net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are taxable to Shareholders as long-term capital gains, regardless of the length of time the Fund's Shares have been held by a Shareholder, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to Shareholders, whether received in cash or reinvested in Shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the Federal tax status of dividends and distributions they receive and any tax withheld thereon.


         Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If, at the close of any fiscal year, more than 50% of the value of the Fund's total assets are invested in securities of foreign corporations (as to which no assurance can be given), the Fund may elect pursuant to section 853 of the Code to pass through to its Shareholders the foreign income and similar taxes paid by the Fund in order to enable the Shareholders to take a credit (or deduction) for foreign income taxes paid by the Fund. In that case, a Shareholder must include in his gross income on his Federal income tax return both dividends received by him from the Fund and also the amount which the Fund advises him is his pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends on other income of the Fund from its foreign investments. The Shareholder may then subtract from his Federal income tax the amount of such taxes withheld, or else treat such foreign taxes as a deduction from his gross income; however, as in the case of investors receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations.

         Certain options, futures, and forward contracts in which the Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by a Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders and which will be taxed to Shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Requirements   relating  to  the  Fund's  tax  status  as  a  regulated
investment company may limit the extent to which the Fund will be able to engage in transactions in options, forward contracts and futures contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its Shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If foreign exchange losses exceed other net investment income during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each Shareholder's basis in his Fund Shares.

         The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to Shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         The Fund may be able to elect alternative tax treatment with respect to PFIC shares. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to

Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.

         Upon the sale or exchange of his Shares, a Shareholder generally will realize a taxable gain or loss depending upon the basis in the Shares. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands, and will be long-term if the Shareholder's holding period for the Shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of Fund Shares held by the Shareholder for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains designated by the Fund as capital gain dividends received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of shares of stock. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares of stock.

         The Fund generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to Shareholders if (1) the Shareholder fails to furnish the Fund with the Shareholder's correct taxpayer identification number or social security number and to make such certification as the Fund may require, (2) the IRS notifies the Shareholders, the Custodian, or the Fund that the Shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

         Ordinary dividends and capital gain distributions declared in October, November or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by Shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         As indicated, distributions also may be subject to state, local, and other taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. Shareholders are advised to consult their tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

                             PRINCIPAL UNDERWRITER

         Franklin Templeton Distributors, Inc. ("FTD" or the
"Principal Underwriter"), P.O. Box 33030, St. Petersburg, Florida
33733-8030 -- toll free telephone (800) 237-0738, is the
Principal Underwriter of the Fund's Shares. FTD is a wholly owned subsidiary of Franklin.

         The Distribution Agreement provides that the Fund shall pay the costs and expenses incident to registering and qualifying its Shares for sale under the Securities Act of 1933 and under the applicable securities laws of the jurisdictions in which the Principal Underwriter desires to distribute the Shares, and for preparing, printing and distributing prospectuses and reports to Shareholders. The Principal Underwriter is responsible for the cost of printing additional copies of prospectuses and reports to Shareholders used for selling purposes. (The Fund pays costs of preparation, set-up and initial supply of the Fund's Prospectus for existing Shareholders.)

         The Distribution Agreement is subject to renewal from year to year in accordance with the provisions of the 1940 Act and terminates automatically in the event of its assignment. The Distribution Agreement may be terminated without penalty by either party on 60 days' written notice to the other, provided termination by the Fund shall be approved by the Board of Directors or a majority (as defined in the 1940 Act) of the Shareholders. The Principal Underwriter is relieved of liability for any act or omission in the course of its performance of the Distribution Agreement, in the absence of willful
misfeasance,   bad  faith,   gross  negligence  or  reckless  disregard  of  its
obligations.

         During the fiscal years ended August 31, 1995, 1994, and 1993, the Principal Underwriter, as sponsor of the Plans, retained $575,554, $336,780, and $185,919, or approximately 8.7% 8.8%, and 8.6% of the gross sales commissions, respectively, attributable to sales of the Plans.


         FTD is the principal underwriter for the other Templeton Funds.

                             DESCRIPTION OF SHARES

         The Shares have non-cumulative voting rights so that the holders of a plurality of the Shares voting for the election of Directors at a meeting at which 50% of the outstanding Shares are present can elect all the Directors and, in such event, the holders of the remaining Shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

                            PERFORMANCE INFORMATION

         The Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Fund over periods of one, five and ten years, calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund's total returns will not include the effect of paying the sales and creation charges associated with the purchase of Shares of the Fund through the Plans; of course, total returns would be lower if the sales and creation charges were taken into account. The Fund's average annualized total return for the fiscal year ended August 31, 1995 and the period from March 1, 1991 (commencement of operations) to August 31, 1995 was 3.4% and 13.75%, respectively.

         Performance information for the Fund may be compared in reports and promotional literature to: (1) the S&P 500 Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         From time to time, the Fund and the Investment Manager may also refer to the following information:

         (1) The Investment Manager's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

         (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

         (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.


         (4) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

         (5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.


         (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

         (7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

         (8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

         (9) Allegorical stories illustrating the importance of persistent long-term investing.

         (10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

         (11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

         (12) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

                  o         "Never follow the crowd.  Superior performance is
                           possible only if you invest differently from the crowd."

                  o         "Diversify by company, by industry and by
                           country."

                  o         "Always maintain a long-term perspective."

                  o         "Invest for maximum total real return."

                  o         "Invest - don't trade or speculate."

                  o         "Remain flexible and open-minded about types of
                           investment."

                  o         "Buy low."

                  o         "When buying stocks, search for bargains among
                           quality stocks."

                  o         "Buy value, not market trends or the economic
                           outlook."

                  o         "Diversify.  In stocks and bonds, as in much else,
                           there is safety in numbers."

                  o         "Do your homework or hire wise experts to help
                           you."

                  o         "Aggressively monitor your investments."

                  o         "Don't panic."

                  o         "Learn from your mistakes."

                  o         "Outperforming the market is a difficult task."
--------

                  * Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October, 1992 and resigned from the Fund's Board on April 16, 1995. He is no longer involved with the investment management process.

                  o         "An investor who has all the answers doesn't even
                           understand all the questions."

                  o         "There's no free lunch."

                  o         "And now the last principle:  Do not be fearful or
                           negative too often."

         In addition, the Fund and the Investment Manager may also refer to the number of Shareholders in the Fund or the aggregate number of shareholders of the Franklin Templeton Funds or the dollar amount of fund and private account assets under management in advertising materials.

                              FINANCIAL STATEMENTS


         The financial statements contained in the Fund's Annual Report to Shareholders dated August 31, 1995 are incorporated herein by reference.

TLCAP STMT 01/96

                                     PART C

                               OTHER INFORMATION


ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

                  (a)      FINANCIAL STATEMENTS

                           Incorporated by reference to Registrant's 1995 Annual
                           Report:

                                    Independent Auditors' Report

                   Investment Portfolio as of August 31, 1995

                   Statement of Assets and Liabilities

                   Statement of Operations

                   Statement of Changes in Net Assets for the years ended August 31, 1995 and 1994

                   Notes to Financial Statements

                  (b)      EXHIBITS:

                           (1)      Articles of Incorporation

                           (2)      By-Laws

                           (3)      Not applicable

                       (4)          Specimen certificate for Common Stock*

                       (5)          Form of Investment Management Agreement

                           (6)      Distribution Agreement

                           (7)      Not applicable

                       (8)          Custody Agreement




-------------------------

*           Previously filed with Pre-Effective Amendment No. 2 on February
            28, 1991.

                       (9)          (A)     Business Management Agreement

                                    (B)     Form of Transfer Agent Agreement

                      (10) Opinion and consent of counsel (previously filed with 24f-2 Notice)

                      (11)          Consent of independent public accountants

                      (12)          Not applicable

                      (13)          Initial capital agreement*

                      (14)          Not applicable

                      (15)          Not applicable

                      (16) Schedule showing computation of performance quotations provided in response to Item 22 (unaudited)

                      (17) Assistant Secretary's Certificate pursuant to Rule 483(b)


ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 26.          NUMBER OF RECORD HOLDERS.


                  Shares of common stock, par value $0.01 per Share: 18,769 record holders as of November 30, 1995


ITEM 27.          INDEMNIFICATION.

                  Article 5.2 of the Registrant's By-Laws filed as Exhibit 2, the Investment Management Agreement filed as Exhibit 5 and the Distribution Agreement filed as Exhibit 6 to this Registration Statement provide for indemnification.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER AND ITS OFFICERS AND DIRECTORS.

                  The business and other connections of Registrant's investment manager, Templeton Investment Counsel, Inc., are described in Parts A and B.

                  For information relating to the investment manager's officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Templeton Investment Counsel, Inc.

ITEM 29.          PRINCIPAL UNDERWRITERS.

                  (a) Franklin Templeton Distributors, Inc. also acts as principal underwriter of shares of:

                           Templeton Growth Fund, Inc.
                           Templeton Funds, Inc.

                           Templeton Smaller Companies Growth Fund, Inc. Templeton Income Trust
                           Templeton Real Estate Securities Fund
                           Templeton Developing Markets Trust
                           Templeton American Trust, Inc.
                           Templeton Institutional Funds, Inc.
                           Templeton Global Opportunities Trust
                           Templeton Variable Products Series Fund
                           Templeton Global Investment Trust
                           Templeton Variable Annuity Fund
                           AGE High Income Fund, Inc.
                           Franklin Balance Sheet Investment Fund
                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds, Inc.
                           Franklin Equity Fund
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income Fund
                           Franklin Gold Fund
                           Franklin International Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Municipal Securities Trust

                           Franklin New York Tax-Free Income Fund Franklin New York Tax-Free Trust Franklin Premier Return Fund Franklin Real Estate Securities Fund Franklin Strategic Series Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities Fund Franklin Tax Exempt Money Fund Franklin Tax-Free Trust Franklin Value Investors Trust Franklin Templeton Global Trust Franklin Templeton Money Fund Trust Franklin Templeton Japan Fund Institutional Fiduciary Trust.

                  (b) The directors and officers of FTD are identified below. Except as otherwise indicated, the address of each director and officer is 777 Mariners Island Blvd., San Mateo, CA 94404:

                                    Positions and Offices              Positions and Offices
   NAME                                WITH UNDERWRITER                   WITH REGISTRANT
Charles B. Johnson                  Chairman of the Board              Chairman of the Board
                                                                       and Vice President

Gregory E. Johnson                  President                          None

Rupert H. Johnson, Jr.              Executive Vice President           None
                                      and Director

Harmon E. Burns                     Executive Vice President           None
                                    and Director

Edward V. McVey                     Senior Vice President              None

Kenneth V. Domingues                Senior Vice President              None


Kenneth A. Lewis                    Treasurer                          None


William J. Lippman                  Senior Vice President              None

Richard C. Stoker                   Senior Vice President              None

Charles E. Johnson                  Senior Vice President              Director
500 East Broward Blvd.
Ft. Lauderdale, Florida

Deborah R. Gatzek                   Senior Vice President and          None
                                    Assistant Secretary

James K. Blinn                      Vice President                     None




                                      C-4





Richard O. Conboy                   Vice President                     None

James A. Escobedo                   Vice President                     None

Loretta Fry                         Vice President                     None

Mike Hackett                        Vice President                     None

Ken Leder                           Vice President                     None

Peter Jones                         Vice President                     None
700 Central Avenue
St. Petersburg, Florida

Philip J. Kearns                    Vice President                     None

Jack Lemein                         Vice President                     None

John R. McGee                       Vice President                     None

Thomas M. Mistele                   Vice President                     Secretary
700 Central Avenue
St. Petersburg, Florida

Harry G. Mumford                    Vice President                     None

Vivian J. Palmieri                  Vice President                     None

Kent P. Strazza                     Vice President                     None

John R. Kay                         Assistant Vice President           Vice President
500 East Broward Blvd.
Ft. Lauderdale, Florida

Leslie M. Kratter                   Secretary                          None

Karen DeBellis                      Assistant Treasurer                None
700 Central Avenue
St. Petersburg, Florida

Philip A. Scatena                   Assistant Treasurer                None


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Originals of all accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained at the office of Templeton Global Investors, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida
                  33394.


ITEM 31.          MANAGEMENT SERVICES.

                  Not applicable.

ITEM 32.          UNDERTAKINGS.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) Registrant undertakes to furnish to each person to whom a Prospectus is provided a copy of its latest Annual Report, upon request and without charge.

                  (d) Registrant undertakes to call a meeting of the shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors, and will assist communications among shareholders as set forth within
                           Section 16(c) of the 1940 Act.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St.
Petersburg, Florida on this 29th day of December, 1995.


                                    TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                                           (Registrant)

                                    By:  Gary P. Motyl*
                                         President



*By: /s/THOMAS M. MISTELE
     Thomas M. Mistele
     attorney-in-fact**


                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     SIGNATURE                                TITLE                             DATE


Gary P. Motyl*                              President (Chief                    December 29, 1995
                                            Executive Officer)




F. Bruce Clarke*                            Director                            December 29, 1995




Betty P. Krahmer*                           Director                            December 29, 1995




Hasso-G von Diergardt*                      Director                            December 29, 1995




                                      C-7








Charles B. Johnson*                         Director                            December 29, 1995





Fred R. Millsaps*                           Director                            December 29, 1995




John Wm. Galbraith*                         Director                            December  29, 1995




Charles E. Johnson*                         Director                            December 29, 1995




Harris J. Ashton*                           Director                            December 29, 1995




S. Joseph Fortunato*                        Director                            December 29, 1995




Andrew H. Hines, Jr.*                       Director                            December 29, 1995




Gordon S. Macklin*                          Director                            December 29, 1995




Nicholas F. Brady*                          Director                            December 29, 1995




James R. Baio*                              Treasurer (Chief                    December 29, 1995
                                            Financial and
                                            Accounting Officer)




*By:     /s/THOMAS M. MISTELE
         Thomas M. Mistele
         attorney-in-fact**

-------------------


** Powers of Attorney are contained in Post-Effective Amendment No. 3 to this Registration Statement filed on October 30, 1992, Post-Effective Amendment No. 4 to this Registration Statement filed on November 2, 1993, Post-Effective Amendment No. 5 to this Registration Statement filed on December 23, 1993, Post-Effective Amendment No. 6 to this registration statement filed on December 30, 1994, and filed herewith.

                               POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Capital Accumulator Fund, Inc. (the "Fund"), constitutes and appoints Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish and Thomas M. Mistele, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Fund's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done,as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of the, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Dated:    August 31, 1995

                                    /s/JOHN WM. GALBRAITH
                                    John Wm. Galbraith

                                  EXHIBIT LIST


EXHIBIT NUMBER                              NAME OF EXHIBIT

         (1)                        Articles of Incorporation

         (2)                        By-Laws

         (5)                        Form of Investment Management Agreement

         (6)                        Distribution Agreement

         (8)                        Custody Agreement

         (9) (A)                    Business Management Agreement

             (B)                    Form of Transfer Agent Agreement

         (11)                       Consent of Independent Public
                                    Accountants

         (16)                       Schedule 16

         (17)                       Assistant Secretary's Certificate
                                    pursuant to Rule 483(b)

         (27)                       Financial Data Schedules